Multi-Sector Bond Portfolio

SCHEDULE OF INVESTMENTS

March 31, 2022 (unaudited)

Common Stocks (0.1%)	Shares/ Par +	Value $ (000’s)
Energy (0.1%)
Noble Corp. PLC *,d	20,347	713
Noble Finance Co. *,Æ	2,440	86
Valaris, Ltd. *	1,429	74

Total		873

Telecommunications (0.0%)
Intelsat Emergence SA *,Æ	9,427	281

Total		281

Total Common Stocks (Cost: $1,109)		1,154

Corporate Bonds (56.5%)
Basic Materials (1.8%)
ALROSA Finance SA
3.100%, 6/25/27 144A	8,500,000	2,125
4.650%, 4/9/24 144A	500,000	125
Georgia-Pacific LLC 8.875%, 5/15/31	200,000	279
INEOS Finance PLC
2.875%, 5/1/26 144A EUR ∞	2,700,000	2,838
2.875%, 5/1/26 EUR §,∞	3,400,000	3,574
INEOS Styrolution Group GmbH
2.250%, 1/16/27 144A EUR ∞	200,000	201
2.250%, 1/16/27 EUR §,∞	3,200,000	3,210
MMK International Capital DAC 4.375%, 6/13/24 144A	1,400,000	280
Sasol Financing USA LLC 5.875%, 3/27/24	500,000	507
Syngenta Finance NV
4.441%, 4/24/23 144A	200,000	203
4.892%, 4/24/25 144A	5,900,000	6,006
5.182%, 4/24/28 144A	2,800,000	2,891

Total		22,239

Communications (6.6%)
Altice Financing SA
3.000%, 1/15/28 EUR §,∞	200,000	195
4.250%, 8/15/29 144A EUR ∞	2,300,000	2,266
5.750%, 8/15/29 144A	5,400,000	4,909
Altice France Holding SA
6.000%, 2/15/28 144A	1,700,000	1,466
8.000%, 5/15/27 EUR §,∞	1,000,000	1,142
Altice France SA
4.000%, 7/15/29 144A EUR ∞	1,850,000	1,839
4.000%, 7/15/29 EUR §,∞	1,400,000	1,392
4.250%, 10/15/29 144A EUR ∞	400,000	401
5.500%, 10/15/29 144A	800,000	718
8.125%, 2/1/27 144A	3,200,000	3,300
AT&T, Inc.
3.100%, 2/1/43	1,800,000	1,554
3.500%, 9/15/53	237,000	208
3.650%, 9/15/59 b	6,663,000	5,843
3.800%, 12/1/57	115,000	105

Corporate Bonds (56.5%)	Shares/ Par +	Value $ (000’s)
Communications continued
CCO Holdings LLC / CCO Holdings Capital Corp.
4.250%, 2/1/31 144A	2,500,000	2,269
4.500%, 6/1/33 144A	800,000	718
Charter Communications Operating LLC / Charter Communications Operating Capital Corp.
4.200%, 3/15/28	1,700,000	1,718
4.800%, 3/1/50	200,000	190
5.125%, 7/1/49 b	3,300,000	3,274
5.375%, 4/1/38	100,000	103
CommScope, Inc. 4.750%, 9/1/29 144A	5,700,000	5,250
Connect Finco SARL / Connect US Finco LLC 6.750%, 10/1/26 144A	1,800,000	1,831
Deutsche Telekom International Finance 8.750%, 6/15/30	475,000	637
DISH DBS Corp. 5.750%, 12/1/28 144A	5,200,000	4,920
Iliad Holding SASU 6.500%, 10/15/26 144A	2,700,000	2,707
Intelsat Jackson Holdings SA 6.500%, 3/15/30 144A	703,000	701
Intelsat Jackson Holdings SA - Series A - Contingent Value Rights *,Æ	986	5
Intelsat Jackson Holdings SA - Series B - Contingent Value Rights *,Æ	986	4
Intelsat Jackson Holdings SA Escrow
5.500%, 8/1/23 *,Æ	700,000	–
8.500%, 10/15/24 *,Æ	200,000	–
9.750%, 7/15/25 *,Æ	100,000	–
Lumen Technologies, Inc.
4.000%, 2/15/27 144A	100,000	93
Prosus NV
2.778%, 1/19/34 144A EUR ∞	500,000	469
3.257%, 1/19/27 144A	500,000	457
3.680%, 1/21/30 §	1,700,000	1,489
4.193%, 1/19/32 144A	500,000	440
Sprint Corp.
7.125%, 6/15/24	100,000	107
7.875%, 9/15/23 b	6,400,000	6,800
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC 5.152%, 3/20/28 144A	1,300,000	1,369
Summer (BC) Bidco B LLC 5.500%, 10/31/26 144A	400,000	385
Time Warner Cable LLC
5.875%, 11/15/40	300,000	322
6.750%, 6/15/39	200,000	232
United Group BV 5.250%, 2/1/30 144A EUR ∞	1,000,000	1,033
UPC Broadband Finco BV 4.875%, 7/15/31 144A	4,800,000	4,507
Virgin Media Secured Finance PLC
4.125%, 8/15/30 GBP §,∞	1,200,000	1,438
4.250%, 1/15/30 GBP §,∞	3,200,000	3,852

Multi-Sector Bond Portfolio

Corporate Bonds (56.5%)	Shares/ Par +	Value $ (000’s)
Communications continued
VMED O2 UK Financing I PLC
3.250%, 1/31/31 EUR §,∞	1,200,000	1,221
4.000%, 1/31/29 144A GBP ∞	2,600,000	3,123
4.000%, 1/31/29 GBP §,∞	500,000	601
4.500%, 7/15/31 144A GBP ∞	400,000	482
4.750%, 7/15/31 144A	1,100,000	1,037
Vodafone Group PLC 7.000%, (USD 5 Year Swap Rate plus 4.873%), 4/4/79	1,700,000	1,877

Total		80,999

Consumer, Cyclical (8.8%)
Adient Global Holdings, Ltd. 3.500%, 8/15/24 EUR §,∞	400,000	434
Air Canada Pass-Through Trust, Series 2020-2, Class A 5.250%, 10/1/30 144A	874,297	902
Alaska Airlines Pass-Through Trust, Series 2020-1, Class A 4.800%, 2/15/29 144A	176,484	181
American Airlines Pass-Through Trust, Series 2014-1, Class A 3.700%, 4/1/28	187,610	181
American Airlines Pass-Through Trust, Series 2015-1, Class A 3.375%, 11/1/28	338,186	325
American Airlines Pass-Through Trust, Series 2016-1, Class AA 3.575%, 7/15/29	811,938	771
American Airlines Pass-Through Trust, Series 2017-2, Class AA 3.350%, 4/15/31	162,114	155
BMW Finance NV 2.250%, 8/12/22 144A	400,000	401
British Airways Pass-Through Trust, Series 2020-1, Class A
2.900%, 9/15/36 144A	399,733	367
4.250%, 5/15/34 144A	112,988	113
Caesars Entertainment, Inc. 5.750%, 7/1/25 144A	7,300,000	7,450
Delta Air Lines, Inc. 7.000%, 5/1/25 144A	877,000	939
Delta Air Lines, Inc./SkyMiles IP, Ltd. 4.500%, 10/20/25 144A	300,000	302
Ford Motor Co. 3.250%, 2/12/32	400,000	357
Ford Motor Credit Co. LLC
0.068%, (Euribor 3 Month ACT/360 plus 0.420%), 12/7/22 EUR ∞	400,000	441
0.172%, (Euribor 3 Month ACT/360 plus 0.700%), 12/1/24 EUR ∞	1,300,000	1,380
0.207%, (Euribor 3 Month ACT/360 plus 0.730%), 11/15/23 EUR ∞	100,000	108
1.741%, (ICE LIBOR USD 3 Month plus 1.235%), 2/15/23	600,000	595
1.744%, 7/19/24 EUR ∞	200,000	217
2.330%, 11/25/25 EUR ∞	100,000	108
2.386%, 2/17/26 EUR ∞	100,000	108
2.700%, 8/10/26	1,800,000	1,674
2.748%, 6/14/24 GBP ∞	700,000	890

Corporate Bonds (56.5%)	Shares/ Par +	Value $ (000’s)
Consumer, Cyclical continued
3.021%, 3/6/24 EUR ∞	900,000	1,006
3.096%, 5/4/23	500,000	499
3.250%, 9/15/25 EUR ∞	300,000	336
3.350%, 11/1/22	1,400,000	1,403
3.625%, 6/17/31	2,900,000	2,620
3.815%, 11/2/27	300,000	284
4.063%, 11/1/24 b	3,200,000	3,190
4.134%, 8/4/25	200,000	200
4.389%, 1/8/26	800,000	798
4.535%, 3/6/25 GBP ∞	100,000	131
4.950%, 5/28/27	600,000	610
5.584%, 3/18/24	600,000	617
Fortune Star BVI, Ltd. 5.050%, 1/27/27 §	2,000,000	1,683
General Motors Financial Co., Inc. 5.100%, 1/17/24	1,200,000	1,241
IHO Verwaltungs GmbH
3.625%, 5/15/25 EUR §,∞	800,000	874
3.750%, 9/15/26 EUR §,∞	5,100,000	5,472
Jaguar Land Rover Automotive PLC
3.875%, 3/1/23 GBP §,∞	2,500,000	3,249
4.500%, 7/15/28 EUR §,∞	200,000	200
5.875%, 11/15/24 EUR §,∞	2,300,000	2,585
JetBlue Airways Corp. 4.000%, 5/15/34	841,107	841
John Lewis PLC 4.250%, 12/18/34 GBP §,∞	1,000,000	1,190
Las Vegas Sands Corp.
3.500%, 8/18/26	100,000	94
3.900%, 8/8/29	100,000	92
Marks & Spencer PLC
4.500%, 7/10/27 GBP §,∞	300,000	386
6.000%, 6/12/25 GBP §,∞	1,000,000	1,369
Mattel, Inc. 3.375%, 4/1/26 144A	100,000	98
Melco Resorts Finance, Ltd.
4.875%, 6/6/25 144A	5,700,000	5,223
5.375%, 12/4/29 144A	700,000	593
Mitchells & Butlers Finance PLC
1.188%, (SONIO plus 0.569%), 12/15/30 GBP §,∞	1,022,758	1,256
1.276%, (ICE LIBOR USD 3 Month plus 0.450%), 12/15/30 §	185,956	172
6.469%, 9/15/32 GBP §,∞	200,000	281
Nissan Motor Acceptance Corp. 2.000%, 3/9/26 144A	400,000	366
Nissan Motor Co., Ltd.
2.652%, 3/17/26 EUR §,∞	100,000	111
3.201%, 9/17/28 144A EUR ∞	500,000	556
4.345%, 9/17/27 144A	6,400,000	6,306
4.810%, 9/17/30 144A	500,000	496
Pinnacle Bidco PLC
5.500%, 2/15/25 EUR §,∞	100,000	111
6.375%, 2/15/25 GBP §,∞	400,000	524
Renault SA
1.250%, 6/24/25 EUR §,∞	900,000	923
2.375%, 5/25/26 EUR §,∞	4,800,000	5,002
Royal Caribbean Cruises, Ltd.
9.125%, 6/15/23 144A	1,100,000	1,145

Multi-Sector Bond Portfolio

Corporate Bonds (56.5%)	Shares/ Par +	Value $ (000’s)
Consumer, Cyclical continued
Sands China, Ltd.
2.550%, 3/8/27 144A	400,000	347
3.250%, 8/8/31 144A	1,100,000	897
3.800%, 1/8/26	1,700,000	1,609
5.400%, 8/8/28 b	3,200,000	3,137
Southwest Airlines Co. 5.250%, 5/4/25	1,000,000	1,050
Toll Brothers Finance Corp.
4.350%, 2/15/28	100,000	101
4.875%, 3/15/27	1,200,000	1,240
Travis Perkins PLC 4.500%, 9/7/23 GBP §,∞	1,900,000	2,521
United Airlines Pass-Through Trust, Series 2014-1, Class A 4.000%, 10/11/27	642,511	645
United Airlines Pass-Through Trust, Series 2019-2, Class A 2.900%, 11/1/29	93,008	84
United Airlines Pass-Through Trust, Series 2020-1, Class A 5.875%, 4/15/29	2,537,705	2,627
US Airways Pass-Through Trust, Series 2012-1, Class A 5.900%, 4/1/26	683,206	706
Volkswagen Financial Services AG 0.875%, 4/12/23 EUR §,∞	200,000	222
Volkswagen International Finance NV 3.875%, (9 Year EUR Annual Swap Rateplus 3.958%), 6/17/29 EUR §,µ,∞	2,100,000	2,285
Volkswagen Leasing GmbH 2.625%, 1/15/24 EUR §,∞	1,800,000	2,056
Wynn Macau, Ltd.
4.875%, 10/1/24 144A	4,100,000	3,841
5.125%, 12/15/29 144A	1,100,000	932
5.500%, 1/15/26 144A	200,000	182
5.500%, 1/15/26 §	500,000	455
5.500%, 10/1/27 144A	200,000	173
5.500%, 10/1/27 §	200,000	173
5.625%, 8/26/28 144A	300,000	261
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp. 5.125%, 10/1/29 144A	800,000	753
ZF Europe Finance BV 2.000%, 2/23/26 EUR §,∞	2,000,000	2,076
ZF Finance GmbH
2.750%, 5/25/27 EUR §,∞	4,300,000	4,420
3.750%, 9/21/28 EUR §,∞	2,000,000	2,099

Total		107,424

Consumer, Non-cyclical (4.5%)
AA Bond Co., Ltd.
2.750%, 7/31/43 GBP §,∞	100,000	130
4.875%, 7/31/43 GBP §,∞	1,200,000	1,604
AbbVie, Inc. 1.500%, 11/15/23 EUR ∞	400,000	450
Abertis Infraestructuras SA
1.625%, 7/15/29 EUR §,∞	500,000	540
1.875%, 3/26/32 EUR §,∞	600,000	639
3.000%, 3/27/31 EUR §,∞	600,000	707
3.375%, 11/27/26 GBP §,∞	2,100,000	2,798

Corporate Bonds (56.5%)	Shares/ Par +	Value $ (000’s)
Consumer, Non-cyclical continued
Albion Financing 1 SARL / Aggreko Holdings, Inc.
5.250%, 10/15/26 EUR §,∞	1,600,000	1,741
6.125%, 10/15/26 144A	300,000	290
Allied Universal Holdco LLC / Allied Universal Finance Corp. / Atlas LuxCo 4 SARL 3.625%, 6/1/28 144A EUR ∞	1,400,000	1,413
Atlantia SpA 1.625%, 2/3/25 EUR §,∞	1,200,000	1,306
1.875%, 7/13/27 EUR §,∞	400,000	421
1.875%, 2/12/28 EUR §,∞	5,500,000	5,750
Bacardi, Ltd. 4.700%, 5/15/28 144A	2,900,000	3,017
BAT Capital Corp.
3.222%, 8/15/24	100,000	100
3.557%, 8/15/27	500,000	487
Bausch Health Cos., Inc. 4.875%, (ICE LIBOR USD 3 Month plus 3.000%), 6/1/28 144A	300,000	287
Bellis Acquisition Co. PLC 3.250%, 2/16/26 GBP §,∞	4,000,000	4,848
Centene Corp.
4.250%, 12/15/27	200,000	201
4.625%, 12/15/29	500,000	504
Constellation Brands, Inc. 3.700%, 12/6/26	200,000	202
Coty, Inc.
4.000%, 4/15/23 EUR §,∞	1,880,000	2,077
5.000%, 4/15/26 144A	2,900,000	2,824
CVS Pass-Through Trust
4.704%, 1/10/36 144A	370,852	388
5.926%, 1/10/34 144A	622,139	688
7.507%, 1/10/32 144A	62,887	73
DaVita, Inc. 4.625%, 6/1/30 144A	1,900,000	1,774
HCA, Inc. 4.750%, 5/1/23	2,655,000	2,721
Imperial Brands Finance PLC 3.500%, 7/26/26 144A	200,000	196
Loxam SAS
2.875%, 4/15/26 EUR §,∞	100,000	106
3.250%, 1/14/25 EUR §,∞	900,000	979
Nexi SpA 2.125%, 4/30/29 EUR §,∞	3,700,000	3,715
Nielsen Finance LLC / Nielsen Finance Co.
4.500%, 7/15/29 144A	600,000	599
4.750%, 7/15/31 144A	900,000	899
Organon & Co. / Organon Foreign Debt Co- Issuer BV 2.875%, 4/30/28 EUR §,∞	3,500,000	3,684
Organon Finance 1 LLC
2.875%, 4/30/28 144A EUR ∞	400,000	421
4.125%, 4/30/28 144A	1,100,000	1,048
Perrigo Finance Unlimited Co. 3.900%, 6/15/30	200,000	188
Q-Park Holding I BV
1.500%, 3/1/25 EUR §,∞	1,200,000	1,244
2.000%, 3/1/27 EUR §,∞	2,000,000	2,016

Multi-Sector Bond Portfolio

Corporate Bonds (56.5%)	Shares/ Par +	Value $ (000’s)
Consumer, Non-cyclical continued
RegionalCare Hospital Partners Holdings, Inc. / LifePoint Health, Inc. 9.750%, 12/1/26 144A	500,000	523
Teva Pharmaceutical Finance Netherlands II BV 4.500%, 3/1/25 EUR ∞	800,000	890

Total		54,488

Diversified (0.0%)
Stena International SA 6.125%, 2/1/25 144A	400,000	400

Total		400

Energy (8.3%)
Aker BP ASA 3.750%, 1/15/30 144A	400,000	391
Blue Racer Midstream LLC / Blue Racer Finance Corp. 6.625%, 7/15/26 144A	100,000	102
Boardwalk Pipelines LP 3.400%, 2/15/31	200,000	189
CGG SA
7.750%, 4/1/27 EUR §,∞	200,000	223
8.750%, 4/1/27 144A	3,400,000	3,408
Cheniere Corpus Christi Holdings LLC 5.125%, 6/30/27	100,000	107
Cheniere Energy Partners LP 4.000%, 3/1/31	1,400,000	1,357
Constellation Oil Services Holding SA 10.000%, 11/9/24 144A	253,248	84
Continental Resources, Inc. 4.375%, 1/15/28	1,400,000	1,419
El Paso Natural Gas Co. LLC 8.375%, 6/15/32	200,000	260
Energy Transfer LP
2.900%, 5/15/25	100,000	98
3.600%, 2/1/23	100,000	101
3.750%, 5/15/30	200,000	197
4.950%, 5/15/28	1,200,000	1,243
5.000%, 5/15/50	200,000	202
5.250%, 4/15/29	100,000	107
6.050%, 6/1/41	100,000	111
6.500%, 2/1/42	300,000	345
6.625%, 10/15/36	500,000	563
7.500%, 7/1/38	1,700,000	2,095
EQT Corp. 6.625%, 2/1/25 b	5,500,000	5,809
Gazprom PJSC via Gaz Finance PLC 3.500%, 7/14/31 §	600,000	243
Gray Oak Pipeline LLC 3.450%, 10/15/27 144A	500,000	482
Greenko Solar Mauritius, Ltd. 5.550%, 1/29/25 144A	1,000,000	1,005
Kinder Morgan Energy Partners LP 6.550%, 9/15/40	2,382,000	2,848
Kinder Morgan, Inc. 7.750%, 1/15/32	1,216,000	1,567
Midwest Connector Capital Co. LLC
3.625%, 4/1/22 144A	300,000	300
3.900%, 4/1/24 144A	200,000	201

Corporate Bonds (56.5%)	Shares/ Par +	Value $ (000’s)
Energy continued
MPLX LP 4.250%, 12/1/27	100,000	103
NGPL PipeCo LLC 7.768%, 12/15/37 144A	3,900,000	4,895
Noble Corp. PLC
11.000%, 2/15/28 144A	32,532	36
11.000%, 2/15/28	45,537	51
NuStar Logistics LP
5.625%, 4/28/27	1,400,000	1,370
6.000%, 6/1/26	200,000	202
Occidental Petroleum Corp.
3.200%, 8/15/26	400,000	393
3.400%, 4/15/26	500,000	497
5.500%, 12/1/25 b	4,300,000	4,525
5.875%, 9/1/25	700,000	743
Odebrecht Drilling Norbe VIII/IX, Ltd. 7.350%, 12/1/26 §,Þ	1,689,812	938
Odebrecht Oil & Gas Finance, Ltd. 0.000%, 5/5/22 §,µ	782,000	6
Ovintiv Exploration, Inc. 5.625%, 7/1/24	2,100,000	2,208
Patterson-UTI Energy, Inc. 5.150%, 11/15/29	600,000	585
Pertamina Persero PT 6.500%, 11/7/48 144A	3,800,000	4,513
Petrobras Global Finance BV
5.375%, 10/1/29 GBP ∞	1,800,000	2,264
5.500%, 6/10/51	100,000	86
6.250%, 12/14/26 GBP ∞	200,000	271
6.625%, 1/16/34 GBP ∞	300,000	394
6.900%, 3/19/49	300,000	298
Petroleos de Venezuela SA
5.375%, 4/12/27 §,j	6,500,000	431
5.500%, 4/12/37 §,j	4,300,000	263
Petroleos Mexicanos
2.750%, 4/21/27 EUR §,∞	1,100,000	1,076
4.750%, 2/26/29 EUR §,∞	3,500,000	3,582
4.875%, 2/21/28 EUR §,∞	600,000	631
5.625%, 1/23/46	378,000	285
5.950%, 1/28/31 b	4,300,000	3,969
6.350%, 2/12/48	100,000	79
6.625%, 6/15/35 b	4,200,000	3,764
6.625%, 6/15/38	2,000,000	1,712
6.700%, 2/16/32 b	4,536,000	4,309
6.750%, 9/21/47	2,900,000	2,357
7.690%, 1/23/50	1,880,000	1,643
Petrorio Luxembourg SARL 6.125%, 6/9/26 144A	200,000	200
Plains All American Pipeline LP / PAA Finance Corp.
4.900%, 2/15/45	1,100,000	1,055
6.650%, 1/15/37	277,000	314
Ras Laffan Liquefied Natural Gas Co., Ltd. III 5.838%, 9/30/27 144A	1,996,860	2,125
Regency Energy Partners LP / Regency Energy Finance Corp.
4.500%, 11/1/23	300,000	305
5.000%, 10/1/22	1,100,000	1,109
Rio Oil Finance Trust, Series 2014-1 9.250%, 7/6/24 144A	854,739	893

Multi-Sector Bond Portfolio

Corporate Bonds (56.5%)	Shares/ Par +	Value $ (000’s)
Energy continued
9.250%, 7/6/24 §	747,897	782
Rio Oil Finance Trust, Series 2014-3 9.750%, 1/6/27 §	342,443	377
SA Global Sukuk, Ltd. 2.694%, 6/17/31 144A	500,000	473
Sabine Pass Liquefaction LLC
4.500%, 5/15/30	700,000	732
5.625%, 3/1/25 b	4,900,000	5,181
5.750%, 5/15/24	800,000	837
5.875%, 6/30/26	400,000	432
Santos Finance, Ltd. 3.649%, 4/29/31 144A	700,000	654
Southwestern Energy Co. 5.375%, 2/1/29	100,000	101
Tallgrass Energy Partners LP 5.500%, 1/15/28 144A	8,400,000	8,127
Targa Resources Partners LP / Targa Resources Partners Finance Corp. 5.500%, 3/1/30	1,200,000	1,246
Transocean Guardian, Ltd. 5.875%, 1/15/24 144A	1,243,114	1,190
Transocean Poseidon, Ltd. 6.875%, 2/1/27 144A	187,500	186
Valaris, Ltd. 8.250%, 4/30/28	10,000	10
Western Midstream Operating, LP 3.600%, 2/1/25	1,200,000	1,192

Total		101,057

Financial (21.4%)
ADLER Group SA
1.875%, 1/14/26 EUR §,∞	1,100,000	1,008
2.750%, 11/13/26 EUR §,∞	1,400,000	1,292
ADLER Real Estate AG 2.125%, 2/6/24 EUR §,∞	4,900,000	4,960
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
3.150%, 2/15/24 b	3,600,000	3,542
3.650%, 7/21/27 b	500,000	484
4.450%, 4/3/26	900,000	909
4.625%, 10/15/27	500,000	510
4.875%, 1/16/24	1,200,000	1,216
Aircastle, Ltd.
2.850%, 1/26/28 144A	600,000	539
4.250%, 6/15/26	300,000	295
5.250%, 8/11/25 144A	2,400,000	2,445
Ally Financial, Inc.
3.050%, 6/5/23	400,000	401
8.000%, 11/1/31	1,371,000	1,720
Antares Holdings LP 2.750%, 1/15/27 144A	250,000	220
Athora Netherlands NV
2.375%, 5/17/24 EUR §,∞	700,000	782
7.000%, (5 Year EUR Annual Swap Rate plus 6.463%), 6/19/25 EUR §,µ,∞	200,000	235
Atrium European Real Estate, Ltd. 3.000%, 9/11/25 EUR §,∞	3,439,000	3,729
Aviation Capital Group LLC 5.500%, 12/15/24 144A	1,000,000	1,029

Corporate Bonds (56.5%)	Shares/ Par +	Value $ (000’s)
Financial continued
Avolon Holdings Funding, Ltd. 2.528%, 11/18/27 144A	2,173,000	1,920
Banca Monte dei Paschi di Siena SpA
1.875%, 1/9/26 EUR §,∞	300,000	300
2.625%, 4/28/25 EUR §,∞	3,300,000	3,432
3.625%, 9/24/24 EUR §,∞	3,800,000	4,057
5.375%, (5 Year EUR Annual Swap Rate plus 5.005%), 1/18/28 EUR §,∞	7,100,000	5,132
8.000%, (5 Year EUR Annual Swap Rate plus 8.149%), 1/22/30 EUR §,∞	500,000	372
8.500%, (5 Year EUR Annual Swap Rate plus 8.917%), 9/10/30 EUR §,∞	800,000	613
Banco Bilbao Vizcaya Argentaria SA 6.000%, (5 Year EUR Annual Swap Rate plus 6.039%), 3/29/24 EUR §,µ,∞	1,600,000	1,828
Banco Bradesco SA 2.850%, 1/27/23 144A	600,000	602
Banco BTG Pactual SA 4.500%, 1/10/25 144A	500,000	496
Banco de Sabadell SA
1.125%, (1 Year EUR Annual Swap Rate plus 1.550%), 3/11/27 EUR §,∞	200,000	215
1.750%, 5/10/24 EUR §,∞	900,000	991
Banco do Brasil SA 4.625%, 1/15/25 144A	1,100,000	1,119
Banco Votorantim SA 4.500%, 9/24/24 §	200,000	203
Bank of America Corp.
3.419%, (ICE LIBOR USD 3 Month plus 1.040%), 12/20/28	973,000	963
5.875%, (ICE LIBOR USD 3 Month plus 2.931%), 3/15/28 µ,b	4,500,000	4,544
Bank of Ireland Group PLC 7.500%, (5 Year EUR Annual Swap Rate plus 7.924%), 5/19/25 EUR §,µ,∞	1,700,000	2,042
Barclays Bank PLC 7.625%, 11/21/22	488,000	500
Barclays PLC
2.279%, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 1.050%), 11/24/27	2,100,000	1,950
2.375%, (GBP Swap Semi-Annual 1 Year plus 1.597%), 10/6/23 GBP §,∞	200,000	263
3.375%, (1 Year EUR Annual Swap Rate plus 3.700%), 4/2/25 EUR §,∞	1,200,000	1,384
3.650%, 3/16/25 b	3,100,000	3,106
6.125%, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year plus 5.867%), 12/15/25 µ	500,000	511
7.875%, (5 Year GBP Swap Rate plus 6.099%), 9/15/22 GBP §,µ,∞	400,000	535
BNP Paribas SA
1.904%, (US SOFR plus 1.609%), 9/30/28 144A	1,700,000	1,522
2.219%, (US SOFR plus 2.074%), 6/9/26 144A	200,000	190
4.705%, (ICE LIBOR USD 3 Month plus 2.235%), 1/10/25 144A	5,800,000	5,922
BPCE SA 2.375%, 1/14/25 144A	200,000	193

Multi-Sector Bond Portfolio

Corporate Bonds (56.5%)	Shares/ Par +	Value $ (000’s)
Financial continued
CaixaBank SA 6.750%, (5 Year EUR Annual Swap Rate plus 6.498%), 6/13/24 EUR §,µ,∞	200,000	233
Cantor Fitzgerald LP
4.875%, 5/1/24 144A	100,000	103
6.500%, 6/17/22 144A	200,000	202
Chubb INA Holdings, Inc. 0.875%, 6/15/27 EUR ∞	200,000	213
Citigroup, Inc.
1.250%, (Euribor 3 Month ACT/360 plus 1.660%), 7/6/26 EUR §,∞	200,000	220
3.400%, 5/1/26	400,000	403
Corestate Capital Holding SA 3.500%, 4/15/23 EUR §, ∞	700,000	542
Country Garden Holdings Co., Ltd.
3.125%, 10/22/25 §	4,600,000	3,392
4.750%, 1/17/23 §	1,200,000	1,104
6.500%, 4/8/24 §	600,000	492
CPI Property Group SA 1.625%, 4/23/27 EUR §,∞	700,000	712
Credit Agricole SA
1.907%, (SOFR Index plus 1.676%), 6/16/26 144A	500,000	472
Credit Suisse AG
6.500%, 8/8/23 144A	7,400,000	7,585
6.500%, 8/8/23 §	1,700,000	1,742
DAE Sukuk (DIFC), Ltd. 3.750%, 2/15/26 144A	1,000,000	974
Deutsche Bank AG
1375%, (Euribor 3 Month ACT/360 plus 1.500%), 2/17/32 EUR §,∞	2,500,000	2,472
1.625%, 1/20/27 EUR §,∞	100,000	108
1.750%, (Euribor 3 Month ACT/360 plus 2.050%), 11/19/30 EUR §,∞	6,700,000	6,934
2.625%, 12/16/24 GBP §,∞	500,000	647
3.035%, (US SOFR plus 1.718%), 5/28/32	200,000	180
3.547%, (US SOFR plus 3.043%), 9/18/31	1,300,000	1,226
3.729%, (US SOFR plus 2.757%), 1/14/32	1,500,000	1,338
3.742%, (US SOFR plus 2.257%), 1/7/33	300,000	265
5.625%, (5 Year EUR Annual Swap Rate plus 6.000%), 5/19/31 EUR §,∞	4,500,000	5,362
5.882%, (US SOFR plus 5.438%), 7/8/31	400,000	415
Fairfax Financial Holdings, Ltd.
2.750%, 3/29/28 144A EUR ∞	500,000	556
2.750%, 3/29/28 EUR §,∞	1,200,000	1,334
Fidelity National Financial, Inc. 3.400%, 6/15/30	200,000	193
Freedom Mortgage Corp.
6.625%, 1/15/27 144A	500,000	464
7.625%, 5/1/26 144A	2,100,000	2,005
8.125%, 11/15/24 144A	3,690,000	3,676
8.250%, 4/15/25 144A	782,000	780
Globalworth Real Estate Investments, Ltd. 3.000%, 3/29/25 EUR §,∞	3,900,000	4,372
GLP Capital LP / GLP Financing II, Inc.
3.350%, 9/1/24	100,000	99
5.750%, 6/1/28	400,000	431
The Goldman Sachs Group, Inc. 0.002%, (Euribor 3 Month ACT/360 plus 0.550%), 4/21/23 EUR §,∞	900,000	996

Corporate Bonds (56.5%)	Shares/ Par +	Value $ (000’s)
Financial continued
0.030%, (Euribor 3 Month ACT/360 plus 0.620%), 9/26/23 EUR §,∞	300,000	332
2.125%, 9/30/24 EUR §,∞	1,200,000	1,363
3.375%, 3/27/25 EUR §,∞	200,000	234
Growthpoint Properties International Pty, Ltd.
5.872%, 5/2/23 144A	300,000	303
5.872%, 5/2/23 §	5,800,000	5,863
HSBC Holdings PLC
1.645%, (US SOFR plus 1.538%), 4/18/26	200,000	188
2.099%, (US SOFR plus 1.929%), 6/4/26	200,000	190
2.804%, (US SOFR plus 1.187%), 5/24/32 b	3,300,000	2,999
3.900%, 5/25/26	2,600,000	2,625
3.973%, (ICE LIBOR USD 3 Month plus 1.610%), 5/22/30 b	4,900,000	4,902
4.000%, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year plus 3.222%), 3/9/26 µ	200,000	190
4.300%, 3/8/26 b	3,000,000	3,078
Huarong Finance 2019 Co., Ltd.
1.613%, (ICE LIBOR USD 3 Month plus 1.125%), 2/24/23 §	3,800,000	3,724
2.125%, 9/30/23 §	1,100,000	1,064
2.500%, 2/24/23 §	800,000	789
Huarong Finance II Co., Ltd. 5.000%, 11/19/25 §	400,000	399
ING Groep NV
5.750%, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year plus 4.342%), 11/16/26 µ	1,800,000	1,810
6.750%, (5 Year ICE Swap Rate plus 4.204%), 4/16/24 §,µ	900,000	927
6.875%, (5 Year ICE Swap Rate plus 5.124%), 4/16/22 §,µ	200,000	200
International Lease Finance Corp. 5.875%, 8/15/22	400,000	405
Intesa Sanpaolo SpA
3.250%, 9/23/24 144A	300,000	297
4.000%, 9/23/29 144A	200,000	194
5.017%, 6/26/24 144A	2,700,000	2,721
5.500%, (5 Year EUR Annual Swap Rate plus 5.848%), 3/1/28 EUR §,µ,∞	4,050,000	4,435
5.875%, (5 Year EUR Annual Swap Rate plus 6.086%), 9/1/31 EUR §,µ,∞	900,000	985
Itau Unibanco Holding SA 2.900%, 1/24/23 144A	200,000	201
Jefferies Finance LLC / JFIN Co-Issuer Corp. 5.000%, 8/15/28 144A	1,500,000	1,436
Kaisa Group Holdings, Ltd.
9.375%, 6/30/24 §,j	400,000	76
9.750%, 9/28/23 §,j	600,000	108
10.500%, 1/15/25 §,j	1,100,000	197
10.875%, 7/23/23 §,j	400,000	76
11.250%, 4/16/25 §,j	3,500,000	622
11.650%, 6/1/26 §,j	1,000,000	190
Kennedy Wilson, Inc. 4.750%, 2/1/30	1,800,000	1,712
LeasePlan Corp. NV 2.875%, 10/24/24 144A	300,000	293
Liberty Mutual Finance Europe DAC 1.750%, 3/27/24 EUR §,∞	100,000	112

Multi-Sector Bond Portfolio

Corporate Bonds (56.5%)	Shares/ Par +	Value $ (000’s)
Financial continued
Lincoln Financing SARL 3.625%, 4/1/24 EUR §,∞	6,000,000	6,621
Lloyds Banking Group PLC
1.875%, (1 Year UK Gilts plus 1.300%), 1/15/26 GBP §,∞	500,000	637
2.250%, 10/16/24 GBP §,∞	1,400,000	1,809
3.511%, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 1.600%), 3/18/26	200,000	199
4.450%, 5/8/25 b	2,800,000	2,869
Logicor Financing SARL 3.250%, 11/13/28 EUR §,∞	600,000	685
Marsh & McLennan Cos., Inc. 1.349%, 9/21/26 EUR ∞	100,000	110
Morgan Stanley 4.000%, 7/23/25 b	3,600,000	3,685
Nationwide Building Society 4.363%, (ICE LIBOR USD 3 Month plus 1.392%), 8/1/24 144A	4,500,000	4,569
NatWest Group PLC
2.500%, 3/22/23 EUR §,∞	100,000	113
4.519%, (ICE LIBOR USD 3 Month plus 1.550%), 6/25/24	200,000	203
4.800%, 4/5/26 b	2,800,000	2,895
4.892%, (ICE LIBOR USD 3 Month plus 1.754%), 5/18/29 b	3,700,000	3,846
6.000%, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year plus 5.625%), 12/29/25 µ	500,000	511
New Metro Global, Ltd. 4.500%, 5/2/26 §	1,700,000	1,020
NN Group NV 4.500%, (Euribor 3 Month ACT/360 plus 4.000%), 1/15/26 EUR §,µ,∞	2,600,000	3,067
OMEGA Healthcare Investors,Inc.
4.500%, 1/15/25	100,000	102
4.950%, 4/1/24	100,000	102
OneMain Finance Corp.
3.500%, 1/15/27	1,100,000	1,017
4.000%, 9/15/30	700,000	618
6.125%, 3/15/24	2,500,000	2,562
6.875%, 3/15/25	1,900,000	1,998
7.125%, 3/15/26	1,700,000	1,817
Pacific Life Global Funding II 1.200%, 6/24/25 144A	200,000	187
Park Aerospace Holdings, Ltd.
4.500%, 3/15/23 144A	3,900,000	3,928
5.500%, 2/15/24 144A	112,000	115
RLJ Lodging Trust LP 3.750%, 7/1/26 144A	200,000	190
Santander UK Group Holdings PLC
0.262%, (Euribor 3 Month ACT/360 plus 0.850%), 3/27/24 EUR §,∞	400,000	444
2.896%, (US SOFR plus 1.475%), 3/15/32	800,000	724
3.823%, (ICE LIBOR USD 3 Month plus 1.400%), 11/3/28 b	4,000,000	3,933
6.750%, (GBP Swap Semi-Annual 5 Year plus 6.069%), 6/24/24 GBP §,µ,∞	1,390,000	1,882
Sberbank of Russia Via SB Capital SA 5.250%, 5/23/23 §	4,500,000	225

Corporate Bonds (56.5%)	Shares/ Par +	Value $ (000’s)
Financial continued
Seazen Group, Ltd. 6.000%, 8/12/24 §	200,000	126
Service Properties Trust
4.350%, 10/1/24	200,000	192
4.750%, 10/1/26 b	4,900,000	4,483
Sitka Holdings LLC 5.250%, (ICE LIBOR USD 3 Month plus 4.500%), 7/6/26 144A	600,000	572
Societe Generale SA
7.375%, (USD 5 Year Swap Rate plus 4.302%), 10/4/23 144A µ	300,000	306
7.875%, (USD 5 Year Swap Rate plus 4.979%), 12/18/23 144A µ	200,000	209
Standard Chartered PLC 7.500%, (USD 5 Year Swap Rate plus 6.301%), 4/2/22 144A µ	200,000	200
Sunac China Holdings, Ltd.
5.950%, 4/26/24 §	2,000,000	498
6.650%, 8/3/24 §	600,000	153
7.250%, 6/14/22 §	2,800,000	1,064
8.350%, 4/19/23 §	1,600,000	465
Tesco Property Finance 3 PLC 5.744%, 4/13/40 GBP §,∞	93,531	145
Tesco Property Finance 6 PLC 5.411%, 7/13/44 GBP §,∞	2,590,000	3,917
TP ICAP PLC 5.250%, 1/26/24 GBP §,∞	3,700,000	4,999
Trust Fibra Uno 6.390%, 1/15/50 144A	200,000	202
UBS AG 7.625%, 8/17/22	2,400,000	2,436
UBS Group Funding AG 4.125%, 9/24/25 144A	700,000	713
UniCredit SpA
2.200%, (Euribor 3 Month ACT/360 plus 2.550%), 7/22/27 EUR §,∞	300,000	329
2.569%, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 2.300%), 9/22/26 144A	2,900,000	2,679
7.296%, (USD 5 Year Swap Rate plus 4.914%), 4/2/34 144A	5,700,000	6,037
7.830%, 12/4/23 144A	5,650,000	5,997
The Unique Pub Finance Co. PLC 7.395%, 3/28/24 GBP §,∞	276,160	377
Virgin Money UK PLC
3.125%, (6 Month GBP-LIBOR plus 2.569%), 6/22/25 GBP §,∞	100,000	131
3.375%, (1 Year GBP Swap Rate plus 2.145%), 4/24/26 GBP §,∞	100,000	131
4.000%, (1 Year UK Gilts plus 2.800%), 9/25/26 GBP §,∞	500,000	667
4.000%, (1 Year UK Gilts plus 3.750%), 9/3/27 GBP §,∞	200,000	268
Vonovia Finance BV 5.000%, 10/2/23 144A	300,000	306
Wells Fargo & Co. 1.000%, 2/2/27 EUR §,∞	1,500,000	1,613
Weyerhaeuser Co. 7.375%, 3/15/32	424,000	541
Yango Justice International, Ltd. 7.500%, 4/15/24 §,j	4,200,000	294

Multi-Sector Bond Portfolio

Corporate Bonds (56.5%)	Shares/ Par +	Value $ (000’s)
Financial continued
7.875%, 9/4/24 §,j	600,000	42
Yanlord Land HK Co., Ltd. 5.125%, 5/20/26 §	1,900,000	1,681

Total		262,159

Industrial (2.6%)
Berry Global, Inc. 1.570%, 1/15/26	100,000	93
Bombardier, Inc. 7.500%, 12/1/24 144A	160,000	165
DAE Funding LLC
1.550%, 8/1/24 144A	1,700,000	1,606
1.625%, 2/15/24 144A	1,000,000	952
2.625%, 3/20/25 144A	500,000	474
3.375%, 3/20/28 144A	700,000	655
3.375%, 3/20/28 §	200,000	187
Empresa de Transporte de Pasajeros Metro SA 4.700%, 5/7/50 §	1,400,000	1,413
Flex, Ltd. 3.750%, 2/1/26	700,000	700
Fortress Transportation & Infrastructure
5.500%, 5/1/28 144A	400,000	364
6.500%, 10/1/25 144A	6,300,000	6,253
GE Capital UK Funding Unlimited Co. 5.875%, 1/18/33 GBP ∞	800,000	1,276
General Electric Co. 4.125%, 9/19/35 EUR §,∞	500,000	654
Lima Metro Line 2 Finance, Ltd. 5.875%, 7/5/34 144A	296,205	317
The Manitowoc Co., Inc. 9.000%, 4/1/26 144A	6,200,000	6,465
Rolls-Royce PLC
0.875%, 5/9/24 EUR §,∞	5,300,000	5,734
4.625%, 2/16/26 EUR §,∞	1,600,000	1,859
5.750%, 10/15/27 144A	200,000	205
5.750%, 10/15/27 GBP §,∞	100,000	137
SMBC Aviation Capital Finance DAC 2.300%, 6/15/28 144A	200,000	177
Standard Industries, Inc.
2.250%, 11/21/26 144A EUR ∞	1,300,000	1,343
2.250%, 11/21/26 EUR §,∞	1,300,000	1,343

Total		32,372

Technology (1.0%)
Broadcom, Inc. 2.450%, 2/15/31 144A	700,000	624
Dell International LLC / EMC Corp.
5.300%, 10/1/29 b	4,300,000	4,684
5.450%, 6/15/23	293,000	302
6.020%, 6/15/26	400,000	433
8.100%, 7/15/36	162,000	213
Lenovo Group, Ltd. 3.421%, 11/3/30 144A	400,000	370
NXP BV / NXP Funding LLC
4.875%, 3/1/24 144A	1,700,000	1,747
5.350%, 3/1/26 144A	1,600,000	1,684
VMware, Inc.
4.500%, 5/15/25	300,000	309
4.650%, 5/15/27	1,400,000	1,467

Corporate Bonds (56.5%)	Shares/ Par +	Value $ (000’s)
Technology continued
4.700%, 5/15/30	100,000	106

Total		11,939

Utilities (1.5%)
Adani Electricity Mumbai, Ltd. 3.949%, 2/12/30 144A	300,000	271
Centrais Eletricas Brasileiras SA 4.625%, 2/4/30 144A	300,000	280
Edison International 5.750%, 6/15/27	100,000	107
Electricite de France SA 4.500%, 9/21/28 144A	900,000	921
FEL Energy VI SARL 5.750%, 12/1/40 §	3,183,882	2,858
FirstEnergy Corp. 7.375%, 11/15/31	400,000	493
Nakilat, Inc.
6.067%, 12/31/33 §	947,521	1,070
6.267%, 12/31/33 144A	478,100	574
National Fuel Gas Co. 5.200%, 7/15/25	300,000	312
Pacific Gas & Electric Co.
1.367%, 3/10/23	1,600,000	1,572
2.100%, 8/1/27	100,000	90
2.500%, 2/1/31	100,000	86
2.950%, 3/1/26	100,000	95
3.150%, 1/1/26	1,600,000	1,541
3.250%, 6/15/23	100,000	100
3.300%, 3/15/27	200,000	192
3.300%, 12/1/27	500,000	472
3.300%, 8/1/40	2,700,000	2,210
3.450%, 7/1/25	300,000	293
3.500%, 6/15/25	1,500,000	1,464
3.750%, 7/1/28	100,000	96
4.200%, 6/1/41	100,000	87
4.250%, 8/1/23	200,000	202
4.250%, 3/15/46	100,000	86
4.450%, 4/15/42	300,000	266
4.550%, 7/1/30	500,000	496
Perusahaan Listrik Negara PT 3.000%, 6/30/30 144A	1,500,000	1,366
Puget Energy, Inc. 5.625%, 7/15/22	200,000	200

Total		17,800

Total Corporate Bonds (Cost: $758,156)		690,877

Convertible Corporate Bonds (0.4%)
Financial (0.4%)
Corestate Capital Holding SA 1.375%, 11/28/22 EUR §,∞	5,700,000	5,378

Total		5,378

Total Convertible Corporate Bonds (Cost: $6,303)		5,378

Multi-Sector Bond Portfolio

Governments (16.0%)	Shares/ Par +	Value $ (000’s)
Governments (16.0%)
Abu Dhabi Government International Bond
2.700%, 9/2/70 144A	3,700,000	2,905
2.700%, 9/2/70 §	900,000	707
3.875%, 4/16/50 144A	1,500,000	1,568
Albania Government International Bond 3.500%, 6/16/27 144A EUR ∞	1,400,000	1,500
Arab Republic of Egypt
4.750%, 4/11/25 EUR §,∞	600,000	632
5.625%, 4/16/30 144A EUR ∞	1,550,000	1,439
7.500%, 2/16/61 144A	1,900,000	1,506
Argentine Republic Government International Bond
0.500%, 7/9/30 Σ	866,857	290
1.000%, 7/9/29	405,455	138
1.125%, 7/9/35 Σ	5,922,164	1,803
2.500%, 7/9/41 Σ,b	13,420,196	4,731
Australian Government 4.250%, 4/21/26 AUD §,∞	2,400,000	1,915
Banque Centrale de Tunisie International Bond 5.625%, 2/17/24 EUR §,∞	300,000	225
Banque Ouest Africaine de Developpement 2.750%, 1/22/33 144A EUR ∞	500,000	510
Brazilian Government International Bond 5.000%, 1/27/45	1,000,000	889
Colombia Government International Bond
5.000%, 6/15/45 b	6,000,000	5,050
5.200%, 5/15/49	200,000	170
Dominican Republic International Bond
4.875%, 9/23/32 144A	550,000	498
4.875%, 9/23/32 §	1,700,000	1,539
6.500%, 2/15/48 144A	2,800,000	2,660
6.500%, 2/15/48 §	2,800,000	2,660
6.875%, 1/29/26 §	500,000	531
Ecuador Government International Bond
0.010%, 7/31/30 144A	323,958	180
0.500%, 7/31/35 144A	2,674,620	1,749
0.500%, 7/31/40 144A	1,225,800	699
Egypt Government International Bond
6.375%, 4/11/31 EUR §,∞	2,500,000	2,363
7.500%, 2/16/61 §	800,000	634
Export-Import Bank of India 3.375%, 8/5/26 §	600,000	586
Federal Republic of Nigeria
7.625%, 11/28/47 §	700,000	582
7.696%, 2/23/38 §	600,000	524
7.875%, 2/16/32 §	2,800,000	2,647
Ghana Government International Bond
7.875%, 3/26/27 144A	600,000	465
8.125%, 3/26/32 144A	400,000	288
8.950%, 3/26/51 144A	600,000	417
8.950%, 3/26/51 §	200,000	139
Ivory Coast Government International Bond
5.250%, 3/22/30 EUR §,∞	500,000	510
5.875%, 10/17/31 144A EUR ∞	300,000	307
6.625%, 3/22/48 144A EUR ∞	900,000	867
6.625%, 3/22/48 EUR §,∞	800,000	771
6.875%, 10/17/40 144A EUR ∞	400,000	401
6.875%, 10/17/40 EUR §,∞	100,000	100
Kingdom of Jordan 4.950%, 7/7/25 144A	300,000	299

Governments (16.0%)	Shares/ Par +	Value $ (000’s)
Governments continued
5.850%, 7/7/30 144A	400,000	372
Morocco Government International Bond
4.000%, 12/15/50 144A	500,000	400
5.500%, 12/11/42 §	800,000	784
North Macedonia 3.675%, 6/3/26 144A EUR ∞	500,000	552
Oman Government International Bond
6.000%, 8/1/29 §	900,000	938
6.250%, 1/25/31 144A	2,300,000	2,434
6.500%, 3/8/47 §	500,000	489
6.750%, 1/17/48 §	4,800,000	4,789
Panama Government International Bond
6.700%, 1/26/36	1,900,000	2,338
8.125%, 4/28/34	100,000	138
Provincia de Buenos Aires
37.463%, (Argentina Private Banks Deposit Rates Index plus 3.750%), 4/12/25 144A ARS §,∞	740,000	4
Republic of Belarus Ministry of Finance 5.875%, 2/24/26 144A	600,000	90
Republic of Indonesia
0.900%, 2/14/27 EUR ∞	1,700,000	1,774
1.400%, 10/30/31 EUR ∞	1,900,000	1,912
1.450%, 9/18/26 EUR ∞	700,000	759
3.375%, 7/30/25 144A EUR ∞	800,000	933
3.750%, 6/14/28 144A EUR ∞	1,900,000	2,273
3.750%, 6/14/28 EUR §,∞	2,200,000	2,631
4.625%, 4/15/43 §	2,700,000	2,817
5.125%, 1/15/45 §	1,800,000	1,990
Republic of Paraguay
5.600%, 3/13/48 §	600,000	615
6.100%, 8/11/44 §	300,000	332
Republic of Peru 3.300%, 3/11/41	2,700,000	2,451
Republic of Serbia 1.650%, 3/3/33 144A EUR ∞	700,000	605
Republic of South Africa Government International Bond
4.850%, 9/30/29	1,200,000	1,172
4.875%, 4/14/26	600,000	611
5.000%, 10/12/46	500,000	414
5.750%, 9/30/49 b	4,500,000	3,926
Romanian Government International Bond
2.000%, 4/14/33 144A EUR ∞	1,400,000	1,243
2.875%, 4/13/42 144A EUR ∞	500,000	423
4.125%, 3/11/39 EUR §,∞	1,500,000	1,551
Russian Federation 5.625%, 4/4/42 §	2,000,000	660
Saudi International Bond
2.900%, 10/22/25 §	300,000	302
4.000%, 4/17/25 §	3,900,000	4,046
4.500%, 10/26/46 §	9,300,000	9,784
Sri Lanka Government International Bond
7.550%, 3/28/30 §	1,600,000	744
7.850%, 3/14/29 §	500,000	238
State of Minas Gerais 5.333%, 2/15/28 §	120,000	121
State of Qatar
4.400%, 4/16/50 144A	1,200,000	1,349
4.400%, 4/16/50 §	2,400,000	2,697

Multi-Sector Bond Portfolio

Governments (16.0%)	Shares/ Par +	Value $ (000’s)
Governments continued
4.500%, 4/23/28 §	1,100,000	1,199
4.817%, 3/14/49 §	800,000	948
5.103%, 4/23/48 §	1,200,000	1,467
Turkey Government International Bond
4.250%, 3/13/25	1,200,000	1,118
4.750%, 1/26/26	2,200,000	2,024
4.875%, 4/16/43	1,900,000	1,346
4.875%, 10/9/26 b	4,000,000	3,601
5.125%, 2/17/28 b	4,300,000	3,774
5.600%, 11/14/24	400,000	388
5.750%, 5/11/47 b	4,400,000	3,271
6.125%, 10/24/28	400,000	364
Ukraine Government International Bond
4.375%, 1/27/30 144A EUR ∞,Æ	1,600,000	748
4.375%, 1/27/30 EUR §,∞,Æ	1,700,000	795
6.750%, 6/20/26 144A EUR ∞,Æ	600,000	272
6.876%, 5/21/29 144A	900,000	369
7.375%, 9/25/32 §	300,000	124
8.994%, 2/1/24 144A	1,000,000	440
United Mexican States
2.125%, 10/25/51 EUR ∞	1,000,000	792
3.771%, 5/24/61 b	5,400,000	4,365
US Treasury
1.875%, 8/31/24 b	7,310,000	7,208
2.125%, 3/31/24 b	3,970,000	3,953
2.125%, 11/30/24 b	3,400,000	3,367
2.250%, 11/15/24 b	15,910,000	15,811
2.375%, 8/15/24 b	3,700,000	3,691
2.500%, 1/31/24 b	10,590,000	10,626
2.750%, 2/15/24 b	8,700,000	8,767
2.875%, 11/30/23 b	4,230,000	4,274
Venezuela Government International Bond
6.000%, 12/9/20 §,j	32,000	3
7.000%, 3/31/38 §,j	204,000	17
7.650%, 4/21/25 §,j	1,955,000	160
8.250%, 10/13/24 §,j	356,000	29
9.000%, 5/7/23 §,j	32,000	3
9.250%, 5/7/28 §,j	1,241,000	102
9.375%, 1/13/34 j	1,400,000	115

Total		195,626

Total Governments (Cost: $221,586)		195,626

Municipal Bonds (0.7%)
Municipal Bonds (0.7%)
American Municipal Power, Inc., Series 2010-B 7.834%, 2/15/41 RB	100,000	147
Bay Area Toll Authority, California, Series 2010 6.918%, 4/1/40 RB	200,000	274
City of Riverside California Electric Revenue 7.605%, 10/1/40 RB	200,000	293
Irvine Ranch California Water District 6.622%, 5/1/40 RB	100,000	138
Los Angeles County California Public Works Financing Authority 7.618%, 8/1/40 RB	200,000	297

Municipal Bonds (0.7%)	Shares/ Par +	Value $ (000’s)
Municipal Bonds continued
Metropolitan Government of Nashville & Davidson County Tennessee 6.568%, 7/1/37 RB	100,000	131
Municipal Electric Authority of Georgia 6.655%, 4/1/57 RB	97,000	131
New York City Transitional Finance Authority 5.508%, 8/1/37 RB	300,000	359
New York State Urban Development Corp. 5.770%, 3/15/39 RB	100,000	114
Port Authority of New York & New Jersey, Series 165 5.647%, 11/1/40 RB	1,100,000	1,342
Port Authority of New York & New Jersey, Series 168 4.926%, 10/1/51 RB	200,000	240
State of Illinois
6.630%, 2/1/35 GO	245,000	275
6.725%, 4/1/35 GO	95,000	108
7.350%, 7/1/35 GO	200,000	233
Texas Public Finance Authority 8.250%, 7/1/24 RB	100,000	101
Tobacco Settlement Financing Corp. of Virginia, Series 2007-A 6.706%, 6/1/46 RB b	3,125,000	3,169
Triborough Bridge & Tunnel Authority 5.550%, 11/15/40 RB	800,000	960

Total Municipal Bonds (Cost: $6,431)		8,312

Structured Products (8.0%)
Asset Backed Securities (6.9%)
ABFC Trust, Series 2007-WMC1, Class A1A
1.437%, (ICE LIBOR USD 1 Month plus 1.250%), 6/25/37	636,355	505
Accredited Mortgage Loan Trust, Series 2005-3, Class M3
0.907%, (ICE LIBOR USD 1 Month plus 0.720%), 9/25/35	174,798	174
ACE Securities Corp. Home Equity Loan Trust, Series 2004-HE4, Class M1
1.087%, (ICE LIBOR USD 1 Month plus 0.900%), 12/25/34	58,872	57
ACE Securities Corp. Home Equity Loan Trust, Series 2004-RM2, Class M2
0.982%, (ICE LIBOR USD 1 Month plus 0.795%), 1/25/35	39,217	38
ACE Securities Corp. Home Equity Loan Trust, Series 2005-HE4, Class M4
1.162%, (ICE LIBOR USD 1 Month plus 0.975%), 7/25/35	33,117	33
ACE Securities Corp. Home Equity Loan Trust, Series 2006-FM1, Class A2C
0.487%, (ICE LIBOR USD 1 Month plus 0.300%), 7/25/36	7,249,221	2,382
Aegis Asset Backed Securities Trust, Series 2004-6, Class M2
1.187%, (ICE LIBOR USD 1 Month plus 1.000%), (AFC), 3/25/35	89,190	87

Multi-Sector Bond Portfolio

Structured Products (8.0%)	Shares/Par +	Value $ (000’s)
Asset Backed Securities continued
Ameriquest Mortgage Securities, Inc., Series 2004-R5, Class M1
1.057%, (ICE LIBOR USD 1 Month plus 0.870%), 7/25/34	14,869	15
Ares European CLO, Series 10A, Class AR
0.780%, (Euribor 3 Month ACT/360 plus 0.780%), 10/15/31 144A EUR ∞	1,100,000	1,209
Asset Backed Securities Corp. Home Equity Loan Trust, Series 2005-HE5, Class M4
1.087%, (ICE LIBOR USD 1 Month plus 0.900%), 6/25/35	117,024	117
Aurium CLO I DAC, Series 2019-1A, Class ARR
1.050%, (Euribor 3 Month ACT/360 plus 1.050%), 3/23/32 144A EUR ∞	250,000	275
Bain Capital Euro CLO, Series 2018-2A, Class AR
0.740%, (Euribor 3 Month ACT/360 plus 0.740%), 1/20/32 144A EUR ∞	300,000	329
Bear Stearns Asset Backed Securities I Trust, Series 2006-HE10, Class 1A2
0.387%, (ICE LIBOR USD 1 Month plus 0.200%), 12/25/36	2,917	3
Bear Stearns Asset Backed Securities I Trust, Series 2007-HE6, Class 1A1
1.437%, (ICE LIBOR USD 1 Month plus 1.250%), 8/25/37	67,533	67
Cairn CLO BV, Series 2014-A4, Class ARRR
0.600%, (Euribor 3 Month ACT/360 plus 0.600%), 4/30/31 144A EUR ∞	300,000	330
Cairn CLO X BV, Series 2018-10A, Class AR
0.780%, (Euribor 3 Month ACT/360 plus 0.780%), 10/15/31 144A EUR ∞	700,000	765
Carlyle Global Market Strategies Euro CLO, Series 2017-3A, Class A1R
0.700%, (Euribor 3 Month ACT/360 plus 0.700%), 1/15/31 144A EUR ∞	900,000	986
Citigroup Mortgage Loan Trust, Series 2007- AHL1, Class A2C
0.397%, (ICE LIBOR USD 1 Month plus 0.210%), 12/25/36	100,000	98
Countrywide Alternative Loan Trust, Series 2006-5, Class M1
0.712%, (ICE LIBOR USD 1 Month plus 0.525%), 8/25/36	1,500,000	1,465
Countrywide Asset-Backed Certificates, Series 2004-9, Class MV4
1.762%, (ICE LIBOR USD 1 Month plus 1.575%), 11/25/34	95,138	94
Countrywide Asset-Backed Certificates, Series 2005-4, Class AF6
4.740%, (AFC), 10/25/35	71	–π
Countrywide Asset-Backed Certificates, Series 2005-AB4, Class 2A4
0.887%, (ICE LIBOR USD 1 Month plus 0.700%), 3/25/36	83,354	76
Countrywide Asset-Backed Certificates, Series 2006-1, Class AF5
4.528%, (AFC), 7/25/36 Σ	97,308	91

Structured Products (8.0%)	Shares/Par +	Value $ (000’s)
Asset Backed Securities continued
Countrywide Asset-Backed Certificates, Series 2006-26, Class 1A
0.327%, (ICE LIBOR USD 1 Month plus 0.140%), 6/25/37	403,317	378
Countrywide Asset-Backed Certificates, Series 2006-5, Class 2A3
0.767%, (ICE LIBOR USD 1 Month plus 0.580%), 8/25/36	18,448	18
Countrywide Asset-Backed Certificates, Series 2006-BC3, Class M2
0.667%, (ICE LIBOR USD 1 Month plus 0.480%), 2/25/37	900,000	827
Countrywide Asset-Backed Certificates, Series 2007-1, Class 2A3
0.327%, (ICE LIBOR USD 1 Month plus 0.140%), 7/25/37	13,614	13
Countrywide Asset-Backed Certificates, Series 2007-13, Class 1A
1.027%, (ICE LIBOR USD 1 Month plus 0.840%), 10/25/47	1,350,279	1,313
Countrywide Asset-Backed Certificates, Series 2007-9, Class 1A
0.387%, (ICE LIBOR USD 1 Month plus 0.200%), 6/25/47	804,202	740
Countrywide Asset-Backed Certificates, Series 2007-SEA1, Class 1A1
0.737%, (ICE LIBOR USD 1 Month plus 0.550%), (AFC), 5/25/47 144A	1,258,113	1,058
Credit Suisse First Boston Mortgage Securities Corp., Series 2001-HE17, Class A1
0.807%, (ICE LIBOR USD 1 Month plus 0.620%), 1/25/32	2,696	3
CVC Cordatus Loan Fund XI DAC, Series 2011-A, Class AR
0.650%, (Euribor 3 Month ACT/360 plus 0.650%), 10/15/31 144A EUR ∞	800,000	873
Ellington Loan Acquisition Trust, Series 2007-2, Class A1
1.237%, (ICE LIBOR USD 1 Month plus 1.050%), 5/25/37 144A	220,310	219
Euro-Galaxy III CLO BV, Series 2013-3A, Class ARRR
0.620%, (Euribor 3 Month ACT/360 plus 0.620%), 4/24/34 144A EUR ∞	300,000	328
First Franklin Mortgage Loan Trust, Series 2006-FF5, Class 2A5 04/25/36	71,270	71
Fremont Home Loan Trust, Series 2005-2, Class M4
1.117%, (ICE LIBOR USD 1 Month plus 0.930%), 6/25/35	300,000	290
GSAA Home Equity Trust, Series 2006-17, Class A1
0.307%, (ICE LIBOR USD 1 Month plus 0.120%), 11/25/36	48,796	16
GSAMP Trust, Series 2004-WF, Class M2
1.837%, (ICE LIBOR USD 1 Month plus 1.650%), 10/25/34	14,664	15
GSAMP Trust, Series 2007-FM2, Class A2B
0.277%, (ICE LIBOR USD 1 Month plus 0.090%), 1/25/37	163,688	115

Multi-Sector Bond Portfolio

Structured Products (8.0%)	Shares/ Par +	Value $ (000’s)
Asset Backed Securities continued
GSAMP Trust, Series 2007-NC1, Class A2A
0.237%, (ICE LIBOR USD 1 Month plus 0.050%), 12/25/46	13,068	8
Harvest CLO XX DAC, Series 2020-A, Class AR
0.680%, (Euribor 3 Month ACT/360 plus 0.680%), 10/20/31 144A EUR ∞	600,000	656
Home Equity Loan Trust, Series 2007-FRE1, Class 2AV4
0.527%, (ICE LIBOR USD 1 Month plus 0.340%), 4/25/37	500,000	459
HSI Asset Securitization Corp. Trust, Series 2005-I1, Class 2A4
0.967%, (ICE LIBOR USD 1 Month plus 0.780%), 11/25/35	175,315	173
IndyMac Residential Asset Backed Trust, Series 2007-B, Class 2A2
0.347%, (ICE LIBOR USD 1 Month plus 0.160%), 7/25/37	332,627	210
JP Morgan Mortgage Acquisition Trust, Series 2007-CH3, Class M1
0.487%, (ICE LIBOR USD 1 Month plus 0.300%), 3/25/37	400,000	385
KKR Financial CLO, Ltd., Series 9, Class AR2
1.191%, (ICE LIBOR USD 3 Month plus 0.950%), 7/15/30 144A	2,200,000	2,171
Laurelin DAC, Series 2016-1A, Class ARR
0.720%, (Euribor 3 Month ACT/360 plus 0.720%), 10/20/31 144A EUR ∞	400,000	437
LCM XV LP, Series 2015-A, Class AR2
1.254%, (ICE LIBOR USD 3 Month plus 1.000%), 7/20/30 144A	1,800,000	1,778
Lehman XS Trust, Series 2005-4, Class 1A3
0.987%, (ICE LIBOR USD 1 Month plus 0.800%), 10/25/35	3,447	3
Long Beach Mortgage Loan Trust, Series 2006-1, Class 2A4
0.787%, (ICE LIBOR USD 1 Month plus 0.600%), 2/25/36	55,925	51
Long Beach Mortgage Loan Trust, Series 2006-3, Class 2A4
0.727%, (ICE LIBOR USD 1 Month plus 0.540%), 5/25/46	283,869	112
Long Beach Mortgage Loan Trust, Series 2006-4, Class 1A
0.487%, (ICE LIBOR USD 1 Month plus 0.300%), 5/25/36	1,102,346	711
Madison Park Euro Funding XIV DAC, Series 14A, Class A1R
0.800%, (Euribor 3 Month ACT/360 plus 0.800%), 7/15/32 144A EUR ∞	300,000	328
Man GLG EURO CLO III DAC, Series 3A, Class AR
0.680%, (Euribor 3 Month ACT/360 plus 0.680%), 10/15/30 144A EUR ∞	399,842	438
Man GLG Euro CLO, Series 2022-6A, Class AR
0.810%, (Euribor 3 Month ACT/360 plus 0.810%), 10/15/32 144A EUR ∞	300,000	331

Structured Products (8.0%)	Shares/ Par +	Value $ (000’s)
Asset Backed Securities continued
Marathon CLO, Ltd., Series 2017-9A, Class A1AR
1.391%, (ICE LIBOR USD 3 Month plus 1.150%), 4/15/29 144A	1,526,940	1,519
Marble Point CLO X, Ltd., Series 2017-1A, Class AR
1.281%, (ICE LIBOR USD 3 Month plus 1.040%), 10/15/30 144A	5,200,000	5,169
MASTR Asset Backed Securities Trust, Series 2004-OPT1, Class M1
0.967%, (ICE LIBOR USD 1 Month plus 0.780%), 2/25/34	799,333	773
MASTR Asset Backed Securities Trust, Series 2004-WMC2, Class M1
1.087%, (ICE LIBOR USD 1 Month plus 0.900%), 4/25/34	93,286	90
MASTR Asset Backed Securities Trust, Series 2006-FRE2, Class A1
0.487%, (ICE LIBOR USD 1 Month plus 0.300%), 3/25/36 b	9,632,189	8,838
MASTR Asset Backed Securities Trust, Series 2006-HE3, Class A2
0.387%, (ICE LIBOR USD 1 Month plus 0.200%), 8/25/36	2,026,619	741
MASTR Asset Backed Securities Trust, Series 2006-WMC4, Class A5
0.337%, (ICE LIBOR USD 1 Month plus 0.150%), 10/25/36	867,737	341
Merrill Lynch Mortgage Investors Trust, Series 2007-SD1, Class A1
0.637%, (ICE LIBOR USD 1 Month plus 0.450%), 2/25/47	789,682	536
Morgan Stanley ABS Capital I, Inc. Trust, Series 2005-NC1, Class A2MZ
0.767%, (ICE LIBOR USD 1 Month plus 0.580%), 1/25/35	784,058	774
Morgan Stanley ABS Capital I, Inc. Trust, Series 2005-NC1, Class M2
0.892%, (ICE LIBOR USD 1 Month plus 0.705%), 1/25/35	162,120	156
Morgan Stanley ABS Capital I, Inc. Trust, Series 2005-WMC5, Class M5
1.177%, (ICE LIBOR USD 1 Month plus 0.990%), 6/25/35	170,219	170
Morgan Stanley ABS Capital I, Inc. Trust, Series 2006-HE7, Class A2C
0.347%, (ICE LIBOR USD 1 Month plus 0.160%), 9/25/36	62,719	32
Morgan Stanley ABS Capital I, Inc. Trust, Series 2006-HE8, Class A2C
0.327%, (ICE LIBOR USD 1 Month plus 0.140%), 10/25/36	57,091	31
Morgan Stanley ABS Capital I, Inc. Trust, Series 2007-HE5, Class A2C
0.437%, (ICE LIBOR USD 1 Month plus 0.250%), 3/25/37	57,643	29
Morgan Stanley Dean Witter Capital I, Inc., Series 2003-NC1, Class M1
1.762%, (ICE LIBOR USD 1 Month plus 1.575%), 11/25/32	20,275	20

Multi-Sector Bond Portfolio

Structured Products (8.0%)	Shares/ Par +	Value $ (000’s)
Asset Backed Securities continued
Morgan Stanley Dean Witter Capital I, Inc., Series 2003-NC2, Class M1
1.537%, (ICE LIBOR USD 1 Month plus 1.350%), 2/25/33	18,828	19
Morgan Stanley Home Equity Loan Trust, Series 2007-2, Class A3
0.417%, (ICE LIBOR USD 1 Month plus 0.230%), 4/25/37	3,167,675	1,976
NovaStar Mortgage Funding Trust, Series 2007-2, Class A2B
0.347%, (ICE LIBOR USD 1 Month plus 0.160%), (AFC), 9/25/37	228,397	225
Oak Hill Euro Credit Partners VII DAC, Series 2021-7A, Class AR
0.740%, (Euribor 3 Month ACT/360 plus 0.740%), 10/20/31 144A EUR ∞	1,200,000	1,314
Popular Mortgage Pass-Through Trust, Series 2006-A, Class M1
0.772%, (ICE LIBOR USD 1 Month plus 0.585%), (AFC), 2/25/36	59,291	59
RAAC Series, Series 2007-RP4, Class A
0.537%, (ICE LIBOR USD 1 Month plus 0.350%), (AFC), 11/25/46 144A	193,350	186
Renaissance Home Equity Loan Trust, Series 2006-4, Class AF6
5.340%, 1/25/37 Σ	1,524,360	671
Residential Asset Securities Corp., Series 2007-KS1, Class A3
0.337%, (ICE LIBOR USD 1 Month plus 0.150%), (AFC), 1/25/37	16,126	16
Residential Asset Securities Corp., Series 2007-KS3, Class AI4
0.527%, (ICE LIBOR USD 1 Month plus 0.340%), (AFC), 4/25/37	1,599,773	1,550
Saranac CLO, Ltd., Series 2018-6A, Class A1R
1.256%, (ICE LIBOR USD 3 Month plus 1.140%), 8/13/31 144A	2,900,000	2,886
Saxon Asset Securities Trust, Series 2006-1, Class M1
0.652%, (ICE LIBOR USD 1 Month plus 0.465%), (AFC), 3/25/36	222,004	220
Sculptor CLO XXV, Ltd., Series 25A, Class A1
1.511%, (ICE LIBOR USD 3 Month plus 1.270%), 1/15/31 144A	2,100,000	2,089
Securitized Asset Backed Receivables LLC Trust, Series 2005-FR4, Class M2
1.147%, (ICE LIBOR USD 1 Month plus 0.960%), 1/25/36	42,614	40
Sound Point CLO XIV, Ltd., Series 2016-3A, Class AR2
1.249%, (ICE LIBOR USD 3 Month plus 0.990%), 1/23/29 144A	526,914	525
Sound Point CLO XIV, Ltd., Series 2017-2A, Class AR
1.238%, (ICE LIBOR USD 3 Month plus 0.980%), 7/25/30 144A	5,200,000	5,200
Soundview Home Loan Trust, Series 2006-2, Class M2
0.712%, (ICE LIBOR USD 1 Month plus 0.525%), 3/25/36	219,922	218

Structured Products (8.0%)	Shares/ Par +	Value $ (000’s)
Asset Backed Securities continued
Soundview Home Loan Trust, Series 2006- OPT2, Class A4
0.747%, (ICE LIBOR USD 1 Month plus 0.560%), 5/25/36	136,868	134
Soundview Home Loan Trust, Series 2006- OPT3, Class M1
0.652%, (ICE LIBOR USD 1 Month plus 0.465%), 6/25/36 b	6,646,382	6,565
Specialty Underwriting & Residential Finance Trust, Series 2005-BC2, Class M3
1.162%, (ICE LIBOR USD 1 Month plus 0.975%), 12/25/35	145,645	144
Structured Asset Investment Loan Trust, Series 2003-BC11, Class M1
1.162%, (ICE LIBOR USD 1 Month plus 0.975%), 10/25/33	32,878	33
Structured Asset Investment Loan Trust, Series 2005-7, Class M2
0.952%, (ICE LIBOR USD 1 Month plus 0.765%), 8/25/35	340,873	335
Structured Asset Investment Loan Trust, Series 2006-BNC3, Class A3
0.337%, (ICE LIBOR USD 1 Month plus 0.150%), 9/25/36	8,746	9
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2006-BC4, Class A4
0.527%, (ICE LIBOR USD 1 Month plus 0.340%), 12/25/36	169,665	167
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2007-WF1, Class A6
0.607%, (ICE LIBOR USD 1 Month plus 0.420%), 2/25/37	63,089	62
Toro European CLO 6 DAC, Series 6A, Class AR
0.920%, (Euribor 3 Month ACT/360 plus 0.920%), 1/12/32 144A EUR ∞	500,000	546
Toro European CLO, Series 7A, Class ARE
0.810%, (Euribor 3 Month ACT/360 plus 0.810%), 2/15/34 144A EUR ∞	250,000	275
Truman Capital Mortgage Loan Trust, Series 2006-1, Class A
0.447%, (ICE LIBOR USD 1 Month plus 0.260%), 3/25/36 144A	616,586	609
Venture CDO, Ltd., Series 2018-33A, Class A1LR
1.301%, (ICE LIBOR USD 3 Month plus 1.060%), 7/15/31 144A	1,000,000	993
Venture XIV CLO, Ltd., Series 2013-14A, Class ARR
1.538%, (ICE LIBOR USD 3 Month plus 1.030%), 8/28/29 144A	5,406,100	5,399
Venture XXV CLO, Ltd., Series 2016-25A, Class ARR
1.274%, (ICE LIBOR USD 3 Month plus 1.020%), 4/20/29 144A	3,183,118	3,183
Venture XXVIII CLO, Ltd., Series 2017-28A, Class A1R
1.244%, (ICE LIBOR USD 3 Month plus 0.990%), 7/20/30 144A	200,000	200

Multi-Sector Bond Portfolio

Structured Products (8.0%)	Shares/ Par +	Value $ (000’s)
Asset Backed Securities continued
Vibrant CLO VII, Ltd., Series 2017-7A, Class A1R
1.294%, (ICE LIBOR USD 3 Month plus 1.040%), 9/15/30 144A	300,000	299
WaMu Asset-Backed Certificates, Series 2007- HE1, Class 1A
0.337%, (ICE LIBOR USD 1 Month plus 0.150%), 1/25/37	119,085	109
Wellfleet CLO, Ltd., Series 2015-1A, Class AR4
1.144%, (ICE LIBOR USD 3 Month plus 0.890%), 7/20/29 144A	1,702,789	1,691
Wellfleet CLO, Ltd., Series 2017-1, Class 1A
1.144%, (ICE LIBOR USD 3 Month plus 0.890%), 4/20/29 144A	3,810,697	3,805

Total		84,695

Mortgage Securities (1.1%)
American Home Mortgage Investment Trust, Series 2005-2, Class 4A1
2.034%, (ICE LIBOR USD 6 Month plus 1.500%), (AFC), 9/25/45	163	–	π
Banc of America Funding Trust, Series 2005-H, Class 5A1
2.245%, (CSTR), 11/20/35	109,683	100
Banc of America Funding Trust, Series 2006-J, Class 4A1
3.442%, (CSTR), 1/20/47	31,232	30
Banc of America Funding Trust, Series 2007-6, Class A1
0.477%, (ICE LIBOR USD 1 Month plus 0.290%), 7/25/37	45,444	45
BCAP LLC Trust, Series 2009-RR14, Class 2A2
3.089%, (CSTR), 7/26/36 144A	18,237	17
BCAP LLC Trust, Series 2009-RR5, Class 3A3
6.250%, (CSTR), 8/26/36 144A	2,122,737	1,033
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-3, Class 4A
2.710%, (CSTR), 7/25/34	1,302	1
Bear Stearns ALT-A Trust, Series 2006-6, Class 2A1
3.185%, (CSTR), 11/25/36	126,809	80
Bear Stearns ARM Trust, Series 2007-4, Class 22A1
3.254%, (CSTR), 6/25/47	64,461	63
Citicorp Mortgage Securities Trust, Series 2007-8, Class 1A3
6.000%, 9/25/37	2,081	2
Citigroup Mortgage Loan Trust, Series 2007-10, Class 22AA
3.140%, (CSTR), 9/25/37	7,421	7
Citigroup Mortgage Loan Trust, Series 2007-10, Class 2A3A
3.414%, (CSTR), 9/25/37	22,778	23
Citigroup Mortgage Loan Trust, Series 2007- AR4, Class 2A2A
3.146%, (CSTR), 3/25/37	288,704	261

Structured Products (8.0%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
Countrywide Alternative Loan Trust, Series 2004-28CB, Class 5A1
5.750%, 1/25/35	10,980	11
Countrywide Alternative Loan Trust, Series 2005-1CB, Class 2A1
6.000%, 3/25/35	266,763	163
Countrywide Alternative Loan Trust, Series 2005-59, Class 1A1
0.831%, (ICE LIBOR USD 1 Month plus 0.660%), 11/20/35	4,458	4
Countrywide Alternative Loan Trust, Series 2005-76, Class 1A1
1.584%, (Federal Reserve US 12 Month Cumulative Avg 1 year CMT plus 1.480%), 1/25/36	12,128	12
Countrywide Alternative Loan Trust, Series 2005-79CB, Class A3
5.500%, 1/25/36	123,757	93
Countrywide Alternative Loan Trust, Series 2005-J1, Class 1A8
5.500%, 2/25/35	102,546	101
Countrywide Alternative Loan Trust, Series 2005-J1, Class 3A1
6.500%, 8/25/32	866	1
Countrywide Alternative Loan Trust, Series 2005-J11, Class 1A13
5.500%, 11/25/35	159,637	114
Countrywide Alternative Loan Trust, Series 2006-45T1, Class 1A13
6.000%, 2/25/37	108,730	54
Countrywide Alternative Loan Trust, Series 2006-5T2, Class A1
0.687%, (ICE LIBOR USD 1 Month plus 0.500%), 4/25/36	360,581	113
Countrywide Alternative Loan Trust, Series 2006-HY10, Class 2A1
2.883%, (CSTR), 5/25/36	7,212	7
Countrywide Alternative Loan Trust, Series 2006-OA12, Class A1B
0.639%, (ICE LIBOR USD 1 Month plus 0.190%), 9/20/46	9,193	9
Countrywide Alternative Loan Trust, Series 2006-OA17, Class 1A1A
0.644%, (ICE LIBOR USD 1 Month plus 0.195%), 12/20/46	23,406	20
Countrywide Alternative Loan Trust, Series 2006-OA2, Class A1
0.659%, (ICE LIBOR USD 1 Month plus 0.420%), 5/20/46	313,747	279
Countrywide Alternative Loan Trust, Series 2006-OA9, Class 2A1A
0.659%, (ICE LIBOR USD 1 Month plus 0.210%), 7/20/46	7,823	6
Countrywide Alternative Loan Trust, Series 2007-9T1, Class 2A2
6.000%, 5/25/37	219,488	136
Countrywide Alternative Loan Trust, Series 2007-AL1, Class A1
0.437%, (ICE LIBOR USD 1 Month plus 0.250%), 6/25/37 b	3,805,813	3,272

Multi-Sector Bond Portfolio

Structured Products (8.0%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
Countrywide Alternative Loan Trust, Series 2007-OA3, Class 1A1
0.467%, (ICE LIBOR USD 1 Month plus 0.280%), 4/25/47	28,846	26
Countrywide Home Loan Mortgage Pass- Through Trust, Series 2005-22, Class 3A1
2.334%, (CSTR), 10/25/35	9,320	8
Countrywide Home Loan Mortgage Pass- Through Trust, Series 2005-HYB8, Class 1A1
2.832%, (CSTR), 12/20/35	3,277	3
Countrywide Home Loan Mortgage Pass- Through Trust, Series 2006-16, Class 2A1
6.500%, 11/25/36	15,515	8
Countrywide Home Loan Mortgage Pass- Through Trust, Series 2006-9, Class A1
6.000%, 5/25/36	101,757	66
Countrywide Home Loan Mortgage Pass- Through Trust, Series 2006-OA4, Class A1
1.064%, (Federal Reserve US 12 Month Cumulative Avg 1 year CMT plus 0.960%), 4/25/46	34,689	13
Countrywide Home Loan Mortgage Pass- Through Trust, Series 2006-OA4, Class A2
0.727%, (ICE LIBOR USD 1 Month plus 0.540%), 4/25/46	919,248	311
Countrywide Home Loan Mortgage Pass- Through Trust, Series 2007-HYB1, Class 3A1
2.803%, (CSTR), 3/25/37	7,124	7
Credit Suisse First Boston Mortgage Securities Corp., Series 2003-8, Class 5A1
6.500%, 4/25/33	368	–	π
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust, Series 2005-6, Class 2A3
5.500%, 12/25/35	332,639	319
EMF-NL BV, Series 2008-APRX, Class A2
0.232%, (Euribor 3 Month ACT/360 plus 0.800%), 4/17/41 EUR §,∞	99,488	110
Eurosail-NL BV, Series 2007-NL2X, Class A
0.932%, (Euribor 3 Month ACT/360 plus 1.500%), 10/17/40 EUR §,∞	43,943	49
Federal National Mortgage Association, Series 2003-W6, Class F
0.458%, (ICE LIBOR USD 1 Month plus 0.350%), 9/25/42	16,691	17
First Horizon Mortgage Pass-Through Trust, Series 2007-2, Class 1A5
5.750%, 5/25/37	166,444	93
GSR Mortgage Loan Trust, Series 2005-AR6, Class 1A1
2.753%, (CSTR), 9/25/35	1,597	2
GSR Mortgage Loan Trust, Series 2006-2F, Class 3A6
6.000%, 2/25/36	74,173	45
GSR Mortgage Loan Trust, Series 2006-AR1, Class 2A1
2.906%, (CSTR), 1/25/36	1,121	1
GSR Mortgage Loan Trust, Series 2007-AR1, Class 2A1
2.740%, (CSTR), 3/25/47	7,152	5

Structured Products (8.0%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
HarborView Mortgage Loan Trust, Series 2005-10, Class 2A1A
1.069%, (ICE LIBOR USD 1 Month plus 0.620%), (AFC), 11/19/35	7,631	7
HarborView Mortgage Loan Trust, Series 2005-3, Class 2A1A
0.929%, (ICE LIBOR USD 1 Month plus 0.480%), (AFC), 6/19/35	12,180	12
HomeBanc Mortgage Trust, Series 2005-1, Class A1
0.687%, (ICE LIBOR USD 1 Month plus 0.500%), 3/25/35	3,878	3
HSI Asset Securitization Corp. Trust, Series 2006-NC1, Class 2A
0.627%, (ICE LIBOR USD 1 Month plus 0.440%), 11/25/35	875,256	829
Impac Secured Assets Trust, Series 2007-1, Class A2
0.507%, (ICE LIBOR USD 1 Month plus 0.320%), (AFC), 3/25/37	9,357	9
IndyMac INDX Mortgage Loan Trust, Series 2004-AR6, Class 5A1
2.795%, (CSTR), 10/25/34	15,401	15
IndyMac INDX Mortgage Loan Trust, Series 2005-AR12, Class 2A1A
0.667%, (ICE LIBOR USD 1 Month plus 0.480%), (AFC), 7/25/35	1,316	1
IndyMac INDX Mortgage Loan Trust, Series 2005-AR14, Class 2A1A
0.787%, (ICE LIBOR USD 1 Month plus 0.600%), 7/25/35	8,782	8
JP Morgan Mortgage Trust, Series 2005-ALT1, Class 2A1
2.479%, (CSTR), 10/25/35	7,295	6
JP Morgan Mortgage Trust, Series 2007-A1, Class 6A1
2.613%, (CSTR), 7/25/35	4,624	5
JP Morgan Mortgage Trust, Series 2007-A4, Class 3A1
2.646%, (CSTR), 6/25/37	35,742	29
Merrill Lynch Mortgage Investors Trust, Series 2005-A9, Class 5A1
2.939%, (CSTR), 12/25/35	83,872	68
Merrill Lynch Mortgage Investors Trust, Series 2006-1, Class 1A
2.100%, (CSTR), 2/25/36	1,206	1
Merrill Lynch Mortgage Investors Trust, Series 2006-A3, Class 6A1
2.975%, (CSTR), 5/25/36	9,119	9
New Residential Mortgage Loan Trust, Series 2021-NQM1R, Class A3
1.198%, (AFC), 7/25/55 144A	1,035,024	1,005
Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2005-AR4, Class 3A1
2.953%, (CSTR), 8/25/35	2,119	2
Residential Accredit Loans, Inc., Series 2006- QA7, Class 1A1
0.567%, (ICE LIBOR USD 1 Month plus 0.380%), 8/25/36	5,407	5

Multi-Sector Bond Portfolio

Structured Products (8.0%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
Residential Accredit Loans, Inc., Series 2006-QA8, Class A1
0.567%, (ICE LIBOR USD 1 Month plus 0.380%), 9/25/36	15,081	16
Residential Accredit Loans, Inc., Series 2007-QA1, Class A1
0.327%, (ICE LIBOR USD 1 Month plus 0.140%), 1/25/37	7,179	7
Residential Asset Securitization Trust, Series 2007-A2, Class 2A2 6.500%, 4/25/37	3,300,487	1,293
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-19XS, Class 1A1
0.507%, (ICE LIBOR USD 1 Month plus 0.320%), 10/25/35	40,370	40
Structured Asset Mortgage Investments II Trust, Series 2005-AR8, Class A2
1.567%, (Federal Reserve US 12 Month Cumulative Avg 1 year CMT plus 1.480%), 2/25/36	391,812	385
Structured Asset Mortgage Investments II Trust, Series 2006-AR6, Class 1A1
0.547%, (ICE LIBOR USD 1 Month plus 0.360%), (AFC), 7/25/46	176,315	155
Suntrust Alternative Loan Trust, Series 2005-1F, Class 1A1
0.837%, (ICE LIBOR USD 1 Month plus 0.650%), 12/25/35	8,402	7
Towd Point Mortgage Funding, Series 2019- GR4A, Class A1
1.552%, (SONIO/N plus 1.144%), 10/20/51 144A GBP∞	1,576,996	2,079
WaMu Mortgage Pass-Through Certificates, Series 2002-AR19, Class A6
2.612%, (CSTR, AFC), 2/25/33	692	1
WaMu Mortgage Pass-Through Certificates, Series 2006-AR12, Class 3A3
3.263%, (CSTR), 10/25/36	16,456	16
WaMu Mortgage Pass-Through Certificates, Series 2006-AR2, Class 1A1
3.082%, (CSTR), 3/25/36	100,576	100
WaMu Mortgage Pass-Through Certificates, Series 2006-AR8, Class 2A1
2.829%, (CSTR), 8/25/36	7,115	7
WaMu Mortgage Pass-Through Certificates, Series 2007-HY1, Class 3A1
3.109%, (CSTR), 2/25/37	2,742	3
WaMu Mortgage Pass-Through Certificates, Series 2007-OA3, Class 4A2
0.804%, (Federal Reserve US 12 Month Cumulative Avg 1 year CMT plus 0.700%), 4/25/47	262,651	229
Wells Fargo Alternative Loan Trust, Series 2007-PA4, Class 2A1
2.595%, (CSTR), 7/25/37	32,689	30
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR5, Class 2A1
2.640%, (CSTR), 4/25/36	28,581	28

Structured Products (8.0%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
Wells Fargo Mortgage Backed Securities Trust, Series 2007-AR8, Class A1
2.682%, (CSTR), 11/25/37	22,343	22

Total		13,572

Total Structured Products (Cost: $97,762)		98,267

Bank Loan Obligations (4.2%)
Bank Loan Obligations (4.2%)
Adient U.S. LLC, 4.070%, (ICE LIBOR USD 1 Month plus 3.250%), 4/10/28b	6,649,750	6,539
Albion Acquisitions, Ltd., 5.210%, (Euribor 3 Month ACT/360 plus 5.250%), 8/17/26 EUR∞	1,400,000	1,544
Altice Financing SA, 3.570%, 01/31/26	1,169,466	1,128
Altice France SA, 3.570%, (ICE LIBOR USD 3 Month plus 2.750%), 7/31/25	193,893	189
Avolon TLB Borrower 1 LLC, 3.070%, (ICE LIBOR USD 1 Month plus 2.250%), 12/1/27	1,185,000	1,171
Bausch Health Americas, Inc., 3.820%, (ICE LIBOR USD 3 Month plus 3.000%), 6/2/25	250,735	248
Casino Guichard Perrachon SA, 3.960%, (Euribor 3 Month ACT/360 plus 4.000%), 8/31/25 EUR∞	1,300,000	1,395
Charter Communications Operating LLC, 2.570%, (ICE LIBOR USD 1 Month plus 1.750%), 2/1/27b	3,372,524	3,340
CommScope, Inc., 4.070%, (ICE LIBOR USD 3 Month plus 3.250%), 4/6/26	487,500	475
Connect Finco SARL, 4.320%, (ICE LIBOR USD 1 Month plus 3.500%), 12/11/26	1,176,000	1,164
Envision Healthcare Corp., 4.570%, (ICE LIBOR USD 3 Month plus 3.750%), 10/10/25	483,750	322
Grifols SA, 2.210%, (Euribor 3 Month ACT/360 plus 2.250%), 11/15/27 EUR∞	1,850,815	2,005
Hilton Worldwide Finance LLC, 2.570%, (ICE LIBOR USD 3 Month plus 1.750%), 6/22/26	1,120,295	1,106
INEOS Quattro Finance 2 PLC, 1.960%, (ICE LIBOR USD 1 Month plus 2.000%), 1/29/26b	3,374,500	3,306
Intelsat Jackson Holdings SA - Term Loan B, 5.070%, (US SOFR plus 4.250%), 2/1/29	207,578	204
Lumen Technologies, Inc., 3.070%, (ICE LIBOR USD 1 Month plus 2.250%), 3/15/27b	5,271,876	5,126
Setanta Aircraft Leasing DAC, 2.820%, (ICE LIBOR USD 1 Month plus 2.000%), 11/5/28b	4,000,000	3,939
Sigma Bidco BV, 3.460%, (Euribor 3 Month plus 3.500%), 7/2/25 EUR∞	1,600,000	1,651
SOCAR Turkey Energy, Inc., 3.410%, (Euribor 3 Month ACT/360 plus 3.450%), 8/17/26 EUR∞	5,800,000	6,079
Standard Industries, Inc., 3.320%, (ICE LIBOR USD 1 Month plus 2.500%), 9/22/28	1,211,725	1,204
Summer BC Holdco B SARL, 5.320%, (ICE LIBOR USD 1 Month plus 4.500%), 12/4/26	995,000	987
WP/AP Telecom Holdings IV BV, 3.960%, (Euribor 3 Month ACT/360 plus 4.000%), 11/18/28 EUR∞	5,800,000	6,380

Multi-Sector Bond Portfolio

Bank Loan Obligations (4.2%)	Shares/ Par +	Value $ (000’s)
Bank Loan Obligations continued
Ziggo Financing Partnership BV, 3.320%, (ICE LIBOR USD 1 Month plus 2.500%), 4/30/28	1,555,228	1,529

Total Bank Loan Obligations (Cost: $53,082)		51,031

Short-Term Investments (12.4%)
Governments (11.8%)
US Treasury
0.000%, 4/7/22b	3,400,000	3,400
0.000%, 4/12/22b	18,400,000	18,399
0.000%, 4/14/22b	9,700,000	9,700
0.000%, 4/19/22b	9,900,000	9,899
0.000%, 5/19/22	1,400,000	1,400
0.000%, 5/26/22b	3,800,000	3,798
0.000%, 5/31/22b	2,700,000	2,698
0.000%, 6/9/22b	4,600,000	4,597
0.000%, 6/23/22b	18,900,000	18,880
0.000%, 6/28/22	2,500,000	2,497
0.000%, 6/30/22b	29,700,000	29,662
0.000%, 7/19/22b	20,800,000	20,757
0.000%, 7/26/22b	18,800,000	18,755

Total		144,442

Money Market Funds (0.5%)
State Street Institutional U.S. Government Money Market Fund - Premier Class 0.250%#,b	5,689,610	5,690

Total		5,690

Utilities (0.1%)
Pacific Gas & Electric Co.

Short-Term Investments (12.4%)	Shares/ Par +	Value $ (000’s)
Utilities continued
1.750%, 6/16/22	800,000	799

Total		799

Total Short-Term Investments (Cost: $150,927)		150,931

Total Investments (98.3%) (Cost: $1,295,356)@		1,201,576

Other Assets, Less Liabilities (1.7%)		20,660

Net Assets (100.0%)		1,222,236

Reverse Repurchase Agreements

Reference Entity	Counterparty	Interest Rate	Borrowing Date	Maturity Date	Currency	Amount Borrowed (000’s)	Payable for Reverse Repurchase Agreements (000s)
Altice France SA	Credit Suisse First Boston	(1.750)%	3/21/22	Open	EUR	(923)	$(1,021)
Abertis Infrastructuras SA	JP Morgan Chase Bank NA	(1.250)%	1/17/22	Open	EUR	(209)	(232)
AerCap Ireland Capital DAC /	JP Morgan Chase Bank NA	0.180%	3/16/22	4/22/22	EUR	(91)	(88)
AerCap Global Aviation Trust Ineos Styrolution Group GmbH	Morgan Stanley Capital Services	(1.500)%	3/22/22	Open	EUR	(2,720)	(3,009)
							$(4,350)

Exchange Traded or Centrally Cleared Derivatives

Futures

Issuer	Long/ Short	Currency	Notional Par (000’s)	Number of Contracts	Expiration Date	Notional Value (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Variation Margin (000’s)
Five-Year US Treasury Note Future	Long	USD	37,400	374	6/22	$ 42,893	$(601)	$8

Multi-Sector Bond Portfolio

Futures (continued)

Issuer	Long/ Short	Currency	Notional Par (000’s)	Number of Contracts	Expiration Date	Notional Value (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Variation Margin (000’s)
Ten-Year US Treasury Note Future	Long	USD	116,700	1,167	6/22	$143,395	$(4,369)	$292
Two-Year US Treasury Note Future	Long	USD	100,400	502	6/22	106,385	(1,389)	82
Ultra Long Term US Treasury Note Future	Long	USD	30,500	305	6/22	54,023	(2,025)	313
Ultra Ten-Year US Treasury Note Future	Long	USD	4,900	49	6/22	6,638	(217)	271
							$(8,601)	$966

Centrally Cleared Interest Rate Swaps - Receive Floating Rate

Floating Rate Index	Fixed Rate	Expiration Date	Notional Amount (000’s)	Currency	Upfront Premium Paid/ (Received) (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Market Value (000’s)	Variation Margin(000’s)
1-Day GBP - SONIO	0.500%	9/27	6,500	GBP	$526	$40	$566	$(24)
Compounded-OIS 6-Month EUR-EURIBOR	0.500%	9/52	4,500	EUR	544	140	684	(77)
					$1,070	$180	$1,250	$(101)

Centrally Cleared Interest Rate Swaps - Pay Floating Rate

Floating Rate Index	Fixed Rate	Expiration Date	Notional Amount (000’s)	Currency	Upfront Premium Paid/ (Received) (000’s)		Unrealized Appreciation/ (Depreciation) (000’s)	Market Value (000’s)	Variation Margin(000’s)
3-Month Canada Bankers Acceptances	2.050%	11/23	33,800	CAD	$(10)		$(265)	$(275)	$14
3-Month Canada Bankers Acceptances	0.880%	3/24	12,600	CAD	–	π	(342)	(342)	8
3-Month Canada Bankers Acceptances	2.500%	6/29	8,000	CAD	128		(263)	(135)	20
6-Month EUR-EURIBOR	0.250%	9/32	15,300	EUR	(1,465)		(204)	(1,669)	162
6-Month EUR-EURIBOR (0.250)%		9/27	11,800	EUR	(704)		(181)	(885)	91
					$(2,051)		$(1,255)	$(3,306)	$295

Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection

Reference Entity	Receive Fixed Rate	Expiration Date	Implied Credit Spread	Notional Amount (000’s)	Currency	Upfront Premium Paid/ (Received) (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Market Value(000’s)	Variation Margin(000’s)
Markit CDX Emerging Markets Index, Series 34	1.000%	12/25	3.622%	29,600	USD	$(826)	$(1,744)	$(2,570)	$(759)
Markit CDX Emerging Markets Index, Series 35	1.000%	6/26	3.010%	200	USD	(6)	(9)	(15)	–	π
Markit CDX Emerging Markets Index, Series 36	1.000%	12/26	2.993%	77,700	USD	(3,277)	(3,127)	(6,404)	(36)
Markit CDX North America Investment Grade Index, Series 35	1.000%	12/25	0.486%	200	USD	3	1	4	–	π
Markit CDX North America Investment Grade Index, Series 36	1.000%	6/26	0.546%	800	USD	17	(3)	14	–	π
Markit CDX North America Investment Grade Index, Series 37	1.000%	12/26	0.613%	38,600	USD	599	62	661	(1)

Multi-Sector Bond Portfolio

Reference Entity	Receive Fixed Rate	Expiration Date	Implied Credit Spread	Notional Amount (000’s)	Currency	Upfront Premium Paid/ (Received) (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Market Value(000’s)	Variation Margin(000’s)
Markit CDX North America Investment Grade Index, Series 38	1.000%	6/27	0.669%	52,800	USD	$753	$95	$848	$3
Markit iTraxx Europe Crossover Index, Series 36	5.000%	12/26	3.106%	35,700	EUR	3,599	(460)	3,139	65
Markit iTraxx Europe Crossover Index, Series 37	5.000%	6/27	3.386%	48,100	EUR	3,328	552	3,880	(65)
						$4,190	$(4,633)	$(443)	$(793)

Centrally Cleared Credit Default Swaps on Corporate or Sovereign Issues - Sell Protection

Reference Entity	Receive Fixed Rate	Expiration Date	Implied Credit Spread	Notional Amount (000’s)	Currency	Upfront Premium Paid/ (Received) (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Market Value(000’s)	Variation Margin(000’s)
AT&T, Inc.	1.000%	6/26	0.743%	100	USD	$2	$(1)	$1	$	–π
AT&T, Inc.	1.000%	6/24	0.609%	200	USD	– π	2	2		–π
AT&T, Inc.	1.000%	6/25	0.678%	100	USD	(3)	4	1		–π
Atlantia SpA	1.000%	12/25	1.125%	300	EUR	(11)	10	(1)		–π
Casino Guichard Perrachon SA	5.000%	6/23	10.630%	600	EUR	14	(55)	(41)		(1)
Casino Guichard Perrachon SA	5.000%	6/22	7.310%	1,500	EUR	(18)	10	(8)		–π
Casino Guichard Perrachon SA	5.000%	12/22	9.802%	1,700	EUR	(26)	(33)	(59)		(2)
Ford Motor Co.	5.000%	12/23	1.429%	200	USD	13	(1)	12		–π
Ford Motor Co.	5.000%	12/23	1.429%	700	USD	35	7	42		–π
General Electric Co.	1.000%	12/26	0.791%	400	USD	4	– π	4		–π
General Electric Co.	1.000%	6/24	0.406%	900	USD	(4)	16	12		–π
General Electric Co.	1.000%	12/24	0.492%	400	USD	(3)	8	5		–π
General Electric Co.	1.000%	6/26	0.703%	3,800	USD	36	9	45		–π
Glencore Finance Europe, Ltd.	5.000%	12/25	1.089%	2,700	EUR	472	(44)	428		(2)
Glencore Finance Europe, Ltd.	5.000%	12/27	1.626%	1,600	EUR	382	(59)	323		–π
Glencore Finance Europe, Ltd.	5.000%	12/26	1.360%	700	EUR	143	(14)	129		–π
Marks & Spencer PLC	1.000%	12/24	1.219%	2,900	EUR	(74)	55	(19)		1
Marks & Spencer PLC	1.000%	6/27	2.294%	100	EUR	(7)	– π	(7)		–π
Marks & Spencer PLC	1.000%	12/28	2.686%	500	EUR	(36)	(20)	(56)		–π
Telefonica Emisiones SAU	1.000%	6/26	0.570%	800	EUR	11	5	16		–π
Volkswagen International Finance NV	1.000%	12/26	1.042%	3,100	EUR	59	(67)	(8)		1

						$989	$(168)	$821		$(3)

	Financial Derivative Assets			Financial Derivative Liabilities

Market Value
	Variation Margin (000’s)			Variation Margin (000’s)			(000’s)
	Swaps	Futures	Total	Swaps	Futures	Total	Options
Total Exchange-Traded or Centrally Cleared Derivatives	$ 365	$ 966	$ 1,331	$ (967)	$ –	$ (967)	$ –

Multi-Sector Bond Portfolio

Over the Counter Derivatives

Forward Foreign Currency Contracts

Type	Counterparty	Currency	Foreign Principal Amount Covered by Contract (000s)	USD Principal Amount Covered by Contract (000’s)	Settlement Date	Unrealized Appreciation (000’s)	Unrealized (Depreciation) (000’s)	Net Unrealized Appreciation/ (Depreciation) (000’s)
Buy	Goldman Sachs Bank USA	AUD	16,925	12,665	4/4/22	$198	$—	$198
Buy	Bank of America NA	AUD	7,458	5,582	5/3/22	—	(1)	(1)
Buy	UBS AB	AUD	6,181	4,627	5/3/22	—	(19)	(19)
Sell	Bank of America NA	AUD	10,256	7,674	4/4/22	1	(58)	(57)
Sell	HSBC Bank PLC	AUD	488	365	4/4/22	1	—	1
Sell	UBS AB	AUD	6,181	4,626	4/4/22	19	—	19
Buy	BNP Paribas SA	BRL	31,382	6,591	4/4/22	397	—	397
Buy	Goldman Sachs Bank USA	BRL	32,574	6,841	4/4/22	4	(32)	(28)
Buy	Goldman Sachs Bank USA	BRL	31,382	6,539	5/3/22	254	—	254
Sell	BNP Paribas SA	BRL	31,382	6,591	4/4/22	32	—	32
Sell	Goldman Sachs Bank USA	BRL	32,574	6,841	4/4/22	—	(265)	(265)
Sell	Goldman Sachs Bank USA	BRL	1,193	248	5/3/22	—	(4)	(4)
Sell	Bank of America NA	CAD	1,137	909	4/4/22	—	(13)	(13)
Sell	JP Morgan Chase Bank NA	CAD	380	304	4/4/22	—	(3)	(3)
Sell	UBS AB	CAD	253	202	4/4/22	—π	—	—π
Buy	HSBC Bank PLC	CNH	134	21	5/20/22	—	—π	—π
Buy	JP Morgan Chase Bank NA	CNH	341	53	5/20/22	—	—π	—π
Buy	Bank of America NA	EUR	234,100	258,974	4/4/22	—	(2,182)	(2,182)
Buy	Barclays Bank PLC	EUR	1,592	1,762	4/4/22	1	(3)	(2)
Buy	BNP Paribas SA	EUR	10,883	12,039	4/4/22	24	(76)	(52)
Buy	Goldman Sachs Bank USA	EUR	5,900	6,527	4/4/22	48	(7)	41
Buy	Royal Bank of Canada	EUR	979	1,083	4/4/22	7	—	7
Buy	BNP Paribas SA	EUR	862	954	5/3/22	—	(3)	(3)
Sell	Bank of America NA	EUR	4,196	4,642	4/4/22	—	(1)	(1)
Sell	HSBC Bank PLC	EUR	22,566	24,964	4/4/22	—	(150)	(150)
Sell	Royal Bank of Canada	EUR	226,692	250,778	4/4/22	4,169	—	4,169
Sell	Bank of America NA	EUR	234,100	259,195	5/3/22	2,188	—	2,188
Buy	BNP Paribas SA	GBP	2,873	3,774	4/4/22	13	(31)	(18)
Sell	BNP Paribas SA	GBP	44,382	58,302	4/4/22	1,263	—	1,263
Sell	JP Morgan Chase Bank NA	GBP	138	181	4/4/22	2	—	2
Sell	BNP Paribas SA	GBP	41,647	54,699	5/4/22	125	—	125
Buy	HSBC Bank PLC	IDR	62,618,734	4,352	5/20/22	12	(10)	2
Buy	JP Morgan Chase Bank NA	IDR	32,244,079	2,241	5/20/22	—	(7)	(7)
Sell	BNP Paribas SA	IDR	6,980,634	485	5/20/22	—	—π	—π
Buy	Goldman Sachs Bank USA	MXN	127,560	6,364	5/18/22	316	—	316
Buy	BNP Paribas SA	MXN	9,380	464	7/1/22	16	—	16
Sell	Goldman Sachs Bank USA	MXN	4,920	247	4/18/22	—	(4)	(4)
Sell	Royal Bank of Canada	MXN	8,276	411	6/15/22	—	(9)	(9)
Buy	HSBC Bank PLC	NOK	110,125	12,509	4/4/22	208	—	208
Buy	Bank of America NA	NOK	105,680	11,999	5/3/22	—	(147)	(147)
Sell	HSBC Bank PLC	NOK	4,255	483	4/4/22	11	—	11
Buy	BNP Paribas SA Æ	RUB	1,393	16	4/21/22	—	(1)	(1)
Buy	Goldman Sachs Bank USA Æ	RUB	216	2	4/21/22	—	—π	—π
Buy	BNP Paribas SA	ZAR	94,864	6,341	10/14/22	173	—	173
Buy	BNP Paribas SA	ZAR	506	34	11/8/22	2	—	2
						$9,484	$(3,026)	$6,458

Credit Default Swaps on Corporate or Sovereign Issues - Sell Protection

Upfront
							Premium	Unrealized
		Receive		Implied		Notional	Paid/	Appreciation/	Market
		Fixed	Expiration	Credit		Amount	(Received)	(Depreciation)	Value
Reference Entity	Counterparty	Rate	Date	Spread	Currency	(000’s)	(000’s)	(000’s)	(000’s)
Atlantia SpA	JP Morgan Chase Bank NA	1.000%	6/26	1.208%	EUR	200	$(7)	$5	$(2)

Multi-Sector Bond Portfolio

Credit Default Swaps on Corporate or Sovereign Issues - Sell Protection (continued)

Reference Entity	Counterparty	Receive Fixed Rate	Expiration Date	Implied Credit Spread	Currency	Notional Amount (000’s)	Upfront Premium Paid/ (Received) (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Market Value (000’s)
Casino Guichard Perrachon SA	JP Morgan Chase Bank NA	5.000%	12/22	9.802%	EUR	100	$2	$(5)	$(3)
Hochtief AG	JP Morgan Chase Bank NA	5.000%	12/26	1.184%	EUR	1,000	213	(19)	194
Hochtief AG	JP Morgan Chase Bank NA	5.000%	12/26	1.184%	EUR	1,800	389	(40)	349
Intrum AB	Barclays Bank PLC	5.000%	12/24	2.581%	EUR	100	5	2	7
Intrum AB	Goldman Sachs International	5.000%	12/24	2.581%	EUR	200	11	3	14
Intrum AB	Goldman Sachs International	5.000%	12/24	2.581%	EUR	200	9	5	14
Intrum AB	Goldman Sachs International	5.000%	12/24	2.581%	EUR	200	10	4	14
Intrum AB	Goldman Sachs International	5.000%	12/24	2.581%	EUR	300	17	3	20
Intrum AB	Goldman Sachs International	5.000%	12/24	2.581%	EUR	300	18	2	20
Intrum AB	Goldman Sachs International	5.000%	12/24	2.581%	EUR	400	24	3	27
Intrum AB	Goldman Sachs International	5.000%	12/24	2.581%	EUR	400	24	3	27
Intrum AB	Goldman Sachs International	5.000%	12/24	2.581%	EUR	500	23	11	34
Intrum AB	Goldman Sachs International	5.000%	12/24	2.581%	EUR	600	36	5	41
Intrum AB	Goldman Sachs International	5.000%	12/24	2.581%	EUR	600	30	11	41
Intrum AB	JP Morgan Chase Bank NA	5.000%	12/24	2.581%	EUR	800	36	19	55
Intrum AB	Morgan Stanley Capital Services	5.000%	12/24	2.581%	EUR	100	5	2	7
Intrum AB	Morgan Stanley Capital Services	5.000%	12/24	2.581%	EUR	100	5	2	7
Intrum AB	Morgan Stanley Capital Services	5.000%	12/24	2.581%	EUR	200	12	2	14
Republic of Indonesia	Barclays Bank PLC	1.000%	6/31	1.418%	USD	5,700	(222)	35	(187)
United Mexican States	Morgan Stanley Capital Services	1.000%	12/26	0.909%	USD	300	1	– π	1
United Mexican States	Morgan Stanley Co Incorporated	1.000%	6/27	1.009%	USD	500	(2)	2	–π
							$639	$55	$694

Written Options

Description	Counterparty	Currency	Notional Par (000’s)	Exercise Price	Expiration Date	Number of Contracts	Value (000’s)
Call - 10-Year US Treasury Note - Swaption	Morgan Stanley Capital Services	USD	6,900	$1.308	6/22	6,900,000	$(5)
Call - 10-Year US Treasury Note - Swaption	Goldman Sachs Bank USA	USD	6,900	1.444	6/22	6,900,000	(9)
Put - 10-Year US Treasury Note - Swaption	Goldman Sachs Bank USA	USD	7,100	1.787	4/22	7,100,000	(226)
Put - 10-Year US Treasury Note - Swaption	JP Morgan Chase Bank NA	USD	7,100	1.948	4/22	7,100,000	(132)

Multi-Sector Bond Portfolio

Description	Counterparty	Currency	Notional Par (000’s)	Exercise Price	Expiration Date	Number of Contracts	Value (000’s)
Put - 10-Year US Treasury Note - Swaption	Goldman Sachs Bank USA	USD	7,300	$1.868	5/22	7,300,000	$(196)
Put - 10-Year US Treasury Note - Swaption	JP Morgan Chase Bank NA	USD	6,800	2.040	5/22	6,800,000	(130)
Put - 10-Year US Treasury Note - Swaption	Goldman Sachs Bank USA	USD	14,200	2.153	5/22	14,200,000	(178)

(Premiums Received $468)							$(876)

	Financial Derivative Assets (000’s)			Financial Derivative Liabilities (000’s)
	Forward Foreign Currency Contracts	Swaps	Total	Forward Foreign Currency Contracts	Options	Swaps	Total
Total Over the Counter Derivatives	$9,484	$886	$10,370	$ (3,026)	$(876)	$ (192)	$ (4,094)

Restricted Securities

Description	Acquisition Date	Cost (000’s)	Value (000’s)	Value as a Percentage of Net Assets
Noble Corp. PLC	2/5/21	$237	$713	0.06%

+	All par is stated in U.S. Dollar unless otherwise noted.
*	Non income producing
Æ	Security valued using significant unobservable inputs.
d	Restricted security – see accompanying table for additional details.
144A

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2022 the value of these securities (in thousands) was $313,068 representing 25.6% of the net assets.

∞	Foreign Bond — par value is foreign denominated.
§

Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. At March 31, 2022, the aggregate value of these securities was $300,470 (in thousands), representing 24.6% of net assets.

b

Cash or securities with an aggregate value of $375,595 (in thousands) has been pledged as collateral for futures, swap contracts outstanding, short sales, when issued securities or written options on 3/31/2022.

µ	Perpetual maturity, date shown, if applicable, represents next contractual call date.
Þ	PIK - Payment In Kind. PIK rate of Odebrecht Drilling Norbe VIII/IX, Ltd. 7.350%.
f	Defaulted Security
S	Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
π	Amount is less than one thousand.
#	7-Day yield as of 3/31/2022.
@

At March 31, 2022, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $1,295,379 and the net unrealized depreciation of investments based on that cost was $102,153 which is comprised of $29,413 aggregate gross unrealized appreciation and $131,566 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

Multi-Sector Bond Portfolio

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s Investments at March 31, 2022.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Bank Loan Obligations	$—	$51,031	$—
Common Stocks
Energy	787	—	86
All Others	—	—	281
Convertible Corporate Bonds	—	5,378	—
Municipal Bonds	—	8,312	—
Corporate Bonds
Communications	—	80,990	9
All Others	—	609,878	—
Governments	—	193,811	1,815
Structured Products	—	98,267	—
Short-Term Investments
Money Market Funds	5,690	—	—
All Others	—	145,241	—
Other Financial Instruments^
Forward Foreign Currency Contracts	—	9,484	—
Interest Rate Swaps	—	1,250	—
Credit Default Swaps	—	10,452	—

Total Assets:	$6,477	$1,214,094	$2,191

Liabilities:
Other Financial Instruments^
Futures	(8,601)	—	—
Forward Foreign Currency Contracts	—	(3,025)	(1)
Written Options	—	(876)	—
Interest Rate Swaps	—	(3,306)	—
Credit Default Swaps	—	(9,380)	—
Reverse Repurchase Agreements	—	(4,350)	—

Total Liabilities:	$(8,601)	$(20,937)	$(1)

^ Other financial instruments are derivative instruments such as futures and forward foreign currency contracts, which are valued at the unrealized appreciation (depreciation) on the instrument, and securities sold short, reverse repurchase agreements, written options and swaps contracts, which are valued at market value.

Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the reconciliation of Level 3 securities and assumptions is not shown for the period ended March 31, 2022.

For the period ended March 31, 2022, there were transfers from Level 2 to Level 3 in the amount of $1,815 (in thousands). These transfers were the result of the need to fair value securities due to the market conditions resulting from the Russian war with Ukraine. There was also a transfer from Level 3 to Level 2 in the amount of $208 (in thousands). This transfer was the result of an increase in the quantity of observable inputs for the security that was previously not priced by a third party vendor.

Abbreviations

Abbreviations that may be used in the preceding statements

ADR	American Depositary Receipt
AFC	Available Funds Cap security - Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.
CSTR	Collateral Strip Rate security - interest is based on the weighted net interest rate of the collateral.
EXE	Security receives collateral principal and interest paid which exceeds the amount of principal and income obligated to all bonds in the deal.
IO	Interest Only Security
PO	Principal Only Security
GDR	Global Depositary Receipt
GO	General Obligation
RB	Revenue Bond
CPURNSA	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
ICE	Intercontinental Exchange
SONIO	Sterling Overnight Interbank Average Rate
DAC	Designated Activity Company
TBA	To Be Announced
OIS	Overnight Index Swaps
DIFC	Dubai International Financial Centre
EURIBOR	Euro Interbank Offered Rate
SDR	Swedish Depository Receipt
ETF	Exchange Traded Fund

Currency Abbreviations
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Yuan Renminbi - Offshore
CNY	Chinese Yuan Renminbi
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KES	Kenyan Shilling
KRW	South Korean Won
MXN	Mexican New Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippines Peso
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
THB	Thai Baht
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand